  AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 19, 2004
                                         REGISTRATION NOS. 33-2081 and 811-04490
--------------------------------------------------------------------------------


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A


       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [_]
       POST-EFFECTIVE AMENDMENT NO. [40]                                    [X]


                                     AND/OR


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [_]
      AMENDMENT NO. [40]                                                     [X]

                      JOHN HANCOCK VARIABLE SERIES TRUST I
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                               JOHN HANCOCK PLACE
               INSURANCE AND SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                                  P.O. BOX 111
                           BOSTON, MASSACHUSETTS 02117
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)


                                 (617) 572-6000
                         (REGISTRANT'S TELEPHONE NUMBER)


                            RONALD J. BOCAGE, ESQUIRE
               INSURANCE AND SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                               JOHN HANCOCK PLACE
                                  P.O. BOX 111
                           BOSTON, MASSACHUSETTS 02117
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                   COPIES TO:


                           THOMAS C. LAUERMAN, ESQUIRE
                                 FOLEY & LARDNER
                               3000 K Street N.W.
                             WASHINGTON, D.C. 20007


It is proposed that this filing will become effective (check appropriate box)

[_] Immediately upon filing pursuant to paragraph (b)

[_] On May 1, 2003 pursuant to paragraph (b)

[X] 60 days after filing pursuant to paragraph (a)(1)

[_] On May 1, 2003 pursuant to paragraph (a)(1)

[_] 75 days after filing pursuant to paragraph (a)(2)

[_] On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

As with all mutual funds, the Securities and Exchange Commission has not judged whether the funds of the John Hancock Variable Series Trust I are good investments or whether the information in this prospectus is adequate and accurate. Anyone who tells you otherwise is committing a federal crime.

This prospectus contains important information about the NAV class shares of the Funds.

JOHN HANCOCK
VARIABLE SERIES TRUST I

[May 3, 2004]

PROSPECTUS
NAV shares

Fundamental Value B Fund
Mid Cap Value B Fund
Mid Cap Growth Fund
Small Cap Growth Fund
International Equity Index Fund
Overseas Equity Fund
Overseas Equity B Fund
Overseas Equity C Fund
Health Sciences Fund
Global Bond Fund

                Managed by John Hancock Life Insurance Company
                              John Hancock Place
                               Boston, MA 02117

Contents

--------------------------------------------------------------------------------


John Hancock Variable Series           Overview                                    1
Trust I ("Trust")

A fund-by-fund summary of goals,       Your Investment Choices                     2
strategies and risks.                  Fundamental Value Fund                      8
                                       Mid Cap Value B Fund                       10
                                       Mid Cap Growth Fund
                                       Small Cap Growth Fund                      14
                                       International Equity Index Fund            16
                                       Overseas Equity Fund                       18
                                       Overseas Equity B Fund                     20
                                       Overseas Equity C Fund                     22
                                       Health Sciences Fund                       24
                                       Global Bond Fund                           26

Policies and instructions for opening, Your Account                               28
maintaining and closing an account in  Investments in shares of the funds         28
any fund                               Share price                                28
                                       Valuation                                  28
                                       Conflicts                                  28

Further information on the funds       Funds' Expenses                            29

                                       Dividends and Taxes                        29
                                       Dividends                                  29
                                       Taxes                                      29

                                       Share Classes                              29

                                       Financial Highlights                       30

Further information on the Trust       Trust Business Structure                   31

Additional subadviser information      Appendix A                                 32

                                       Appendix B                                 33

                                       For more information               back cover

Overview

--------------------------------------------------------------------------------


FUND INFORMATION KEY
Concise fund-by-fund descriptions begin on page   . Each description provides
the following information:

Goal and Strategy The fund's particular investment goals and the principal strategies it intends to use in pursuing those goals.

Subadviser/Manager The firm and individual(s) providing investment management services to the fund.

Past Performance The fund's total return, measured year-by-year and over time.

Main Risks The significant risk factors associated with the fund. The risks are categorized as "Primary" or "Secondary". The Primary Risks are considered major factors in the fund's performance and are described first. The Secondary Risks are not considered major factors in the fund's performance because the fund would not normally commit a large portion of its assets to the investments involved. However, the Secondary Risks are of such a nature that they could significantly affect the fund's performance, even if the investments are held in relatively small amounts.

Fees and Expenses A table describes the fund's fees and expenses and examples show the costs over time.

THE FUNDS
The Trust offers investment choices, or funds, for the variable annuity and variable life insurance contracts ("variable contracts") of:

.. John Hancock Life Insurance Company ("John Hancock"),

.. John Hancock Variable Life Insurance Company ("JHVLICO"), and

.. other insurance companies that may or may not be affiliated with John Hancock.

In some variable contract forms, the Trust may be referred to by some other term (such as the "Fund" or "Series Fund") and the investment choices may also be referred to by some other term (such as "Portfolios" or "Series").

RISKS OF FUNDS
These funds, like all mutual funds, are not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in these funds. So, be sure to read all risk disclosure carefully before investing.

MANAGEMENT
John Hancock is the investment adviser of each fund of the Trust. John Hancock is a Massachusetts stock life insurance company. On February 1, 2000, John Hancock changed its form of organization and its name. Prior to that date, it was John Hancock Mutual Life Insurance Company, a mutual life insurance company
that was chartered in 1862. At the end of     , John Hancock and its
subsidiaries managed approximately $     billion in assets, of which it owned
approximately $     billion.

All of the funds of the Trust have subadvisers. John Hancock recommends subadvisers for the funds to the Trust, and oversees and evaluates the subadvisers' performance. John Hancock also oversees the allocation of a fund's assets between subadvisers for those funds that are "multi-managed" (Growth & Income, Small Cap Value, Real Estate Equity, Managed and Active Bond Funds), and manages the Trust's joint trading account for various funds' liquidity reserves.

Each subadviser has discretion to purchase and sell securities for the fund, or the portion of a fund, that it manages. While employing their own investment approach in managing a fund, each subadviser must also adhere to the fund's investment goals, strategies and restrictions.

Your Investment Choices

--------------------------------------------------------------------------------


The Trust offers a number of investment choices, or funds, to suit a variety of objectives under variable contracts. 30 of these funds are available under your variable contract. Each fund has its own strategy and its own risk/reward profile. The funds can be broadly categorized as equity funds, sector funds, balanced funds, bond funds, and international/global funds. Within these broad categories, the funds can be further categorized as follows:

EQUITY FUNDS
Equity funds can be categorized in two ways--by capitalization and by investment style.

Capitalization             Equity funds can be categorized by market capitalization, which is defined as the market value of all shares of a company's stock. Capitalization requirements for each equity fund are described in the "Goal and Strategy" discussion for the fund and will differ from fund to fund within each capitalization category. For more information on these capitalization requirements, turn to page 5. In volatile market environments, a fund's market cap ex-
                           posure may be allowed to shift temporarily outside of the normal range in order to avoid unnecessary transaction costs.

                           Large Cap Funds:
.. Earnings Growth Fund     These funds invest primarily in large, well-established companies that typically are very actively traded and provide more stable investment returns over time. Large cap funds are appropriate for investors who want the least volatile investment returns within the overall equity markets.

                           Large/Mid Cap Funds:
.. Fundamental Value B Fund These funds invest primarily in large cap and mid cap companies. The capitalization of these funds can shift over time from primarily large cap to primarily mid cap or vice versa depending on where the manager identifies investment opportunities. These funds are gen-
                           erally more volatile than pure large cap funds, but generally less volatile than pure mid cap funds.

                           Mid Cap Funds:
.. Mid Cap Value B Fund     These funds invest primarily in medium-sized, less established companies that are less ac-
                           tively traded and provide more share price volatility over time than large cap stocks. Mid
.. Mid Cap Growth Fund      cap funds are appropriate for investors who are willing to accept more volatile investment returns within the overall equity markets for the potential reward of higher long-term returns.

                           Small Cap Funds:
.. Small Cap Growth Fund    These funds invest primarily in small newly established companies that are less actively traded and have a high level of share price volatility over time. Small cap funds are appro-
                           priate for investors who are willing to accept the most volatile investment returns within the overall equity markets for the potential reward of higher long-term returns.

Investment Style

                           Value Funds:
.. Fundamental Value B Fund Value funds invest in companies that are attractively priced, considering their asset and earnings history. These stocks typically pay above average dividends and have low stock
.. Mid Cap Value B Fund     prices relative to measures of earnings and book value. Value funds are appropriate for in-
                           vestors who want some dividend income and the potential for capital gains, but are less tol-
                           erant of share-price fluctuations.


                        Growth Funds:
.. Mid Cap Growth Fund   Growth funds invest in companies
                        believed to have above-average
.. Small Cap Growth Fund prospects for capital growth due to their strong earnings and revenue
                        potential. Growth stocks typically have
                        high stock prices relative to measures
                        of earnings and book value. Growth
                        funds are appro-priate for investors
                        who are willing to accept more
                        share-price volatility for the
                        potential reward of higher long-term
                        returns.

                        Blend Funds:
                        Blend funds invest in both value and
                        growth companies. Blend funds are
                        appropriate for investors who seek both
                        dividend and capital appreciation
                        characteristics.

SECTOR FUNDS
Sector funds invest primarily in a single sector of the stock market and may be affected by economic factors and other factors specific tothat sector. Sector funds are appropriate for investors who are willing to accept more volatile investment returns relative to the overallequity market.

.. Health Sciences Fund

BALANCED FUNDS
Balanced funds invest in a combination of stocks and bonds and actively manage the mix of stocks and bonds within a target range.Domestic balanced funds invest in U.S. stocks and bonds.


BOND FUNDS
Bond funds can be categorized in two ways--by average maturity and by credit quality:

Average Maturity        Bond maturity is a key measure of
                        interest rate risk. A bond's maturity
                        measures the time remaining until the
                        bond matures, or until the repayment of
                        the bond's principal comes due. The
                        longer a bond's maturity, the more
                        sensitive the bond's price is to
                        changes in interest rates.

                        Short:
                        These funds invest primarily in bonds
                        with short maturities, and maintain a
                        weighted aver-age effective maturity
                        which is typically between one and
                        three years. These funds have less
                        interest rate risk than
                        intermediate-term bond funds.

                        Intermediate:
.. Global Bond Fund      These funds invest in bonds of all
                        maturities and maintain a weighted
                        average effective maturity which is
                        typically between three and ten years.
                        These funds have more interest rate
                        risk than short-term bond funds.

Credit Quality          Credit quality is a measure of the
                        ability of a bond issuer to meet its
                        financial obligations and repay
                        principal and interest. High quality
                        bonds have less credit risk than lower
                        quality bonds. Investment grade bonds
                        typically have "high" or "medium"
                        credit quality ratings (as defined
                        below), while high-yield bonds have
                        "low" credit quality ratings.

                        High:
                        These funds focus on the highest-rated,
                        most creditworthy bonds or money market
                        instruments and typically maintain an
                        average credit quality rating of
                        AAA/Aaa (A-1/P-1 for money market
                        funds).

                                  Medium:
.. Global Bond Fund                These funds invest in bonds of all
                                  credit quality levels with a focus on
                                  investment grade bonds. These funds
                                  typically maintain an average credit
                                  quality rating of AA/Aa, A or BBB/Baa.

                                  Low:
                                  These funds invest primarily in lower
                                  rated bonds--known as high yield or
                                  "junk" bonds. These funds typically
                                  maintain a below investment-grade
                                  average credit quality rating of BB/Ba
                                  or B.

INTERNATIONAL EQUITY FUNDS
International funds invest primarily in securities markets outside the United States. These funds can be categorized by the types of marketsthey invest in.

                                  Developed Markets:
.. International Equity Index Fund These funds invest primarily in the larger, well-established developed or
.. Overseas Equity Fund            industrialized markets around the
                                  world. These funds have a lower level
.. Overseas Equity B Fund          of foreign securities risk than
                                  emerging market funds.
.. Overseas Equity C Fund

                                  Emerging Markets:
                                  These funds invest primarily in
                                  developing or emerging markets and have
                                  a higher level of foreign securities
                                  risk than funds that invest primarily
                                  in developed markets. These funds have
                                  more return volatility than the overall
                                  international/global equity markets.

MARKET CAPITALIZATION DATA
In the following pages of this prospectus, some of the equity funds describe their market capitalization requirements by referring to one or more indexes that are widely recognized as a source of market capitalization data. Publishers of an equity index typically define constituents at least annually. The range of market capitalizations for each index changes with daily changes in the overall equity market levels.

Market capitalization ranges for the following indexes are based on statistics at year-end 2003:

                             Smallest       Largest      Weighted Average        Used with the following
          Index               Stock          Stock     Market Capitalization            Fund(s):
S&P 500                    $     million $     billion $     billion
Russell(R) 1000            $     million $     billion $     billion         Fundamental Value B
Russell 1000(R) Value      $     million $     billion $     billion         Fundamental Value B
Russell 1000(R) Growth     $     million $     billion $     billion
Russell Mid Cap(TM)        $     million $     billion $     billion         Mid Cap Value B
Russell Mid Cap(TM) Value  $     million $     billion $     billion         Mid Cap Value B, Mid Cap Growth
Russell Mid Cap(TM) Growth $     million $     billion $     billion         Mid Cap Growth
Russell 2500(TM)           $     million $     billion $     billion
Russell 2500(TM) Growth    $     million $     billion $     billion
Russell 2000(R)            $     million $     billion $     million         Small Cap Growth
Russell 2000(R) Value      $     million $     billion $     million
Russell 2000(R) Growth     $     million $     billion $     million         Small Cap Growth

The Russell 1000(R) Index, Russell 1000(R) Value Index, Russell 1000(R) Growth Index, Russell Mid Cap(TM) Index, Russell Mid Cap(TM) Value Index, Russell Mid Cap(TM) Growth Index, Russell 2500(TM) Index, Russell 2500(TM) Growth Index, Russell 2000(R) Index, Russell 2000(R) Value Index and Russell 2000(R) Growth Index are service marks or trademarks of Frank Russell Company, which does not sponsor and is not in any way affiliated with the Trust. Inclusion of a security in the index in no way implies an opinion on the part of Frank Russell Company as to its attractiveness or appropriateness as an investment.

"S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's," "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.

ADDITIONAL INFORMATION

Manager of Managers Arrangement

A "manager of managers" arrangement is now quite common among mutual funds that employ subadvisers to manage investment portfolios. This type of arrangement allows a fund, its overall investment manager and the fund's subadviser to enter into various new or amended sub-investment management agreements without the need to obtain additional shareholder and contract owner approval.

This arrangement permits John Hancock and the Trust, under certain circumstances, to select or change subadvisers, enter into new agreements with subadvisers or amend existing agreements with subadvisers, without first obtaining shareholder approval. (The Funds must still obtain shareholder approval of any agreement with a subadviser that is an affiliate of John Hancock.) John Hancock believes that the arrangement permits changes in subadvisory arrangements faster and at lower cost, since the need for the Funds to seek additional shareholder approval for such changes will be reduced. Shareholders for each of the Funds previously approved the arrangement.

Shareholders of a Fund will be notified of any changes in the subadviser to that Fund.

General Information

In the following pages, any fund strategy that is stated as a percentage of a fund's assets applies at all times, not just at the time the fund buys or sells an investment security. However, a fund may be allowed to temporarily deviate from its normal strategy (1) to avoid unnecessary transaction costs when markets are are unusually volatile, or (2) when the fund experiences unusually large cash flows. In addition, investments in a company whose market capitalization was within the range of market capitalizations under a fund's 80% investment policy at the time of purchase may continue to be considered within that range even after the publisher of an index changes the constituents used by the fund to measure market capitalization. A fund may not achieve its investment objectives when taking any of these measures. The trustees of the Trust can change the investment goals and strategy of any fund without shareholder (i.e., contractowner) approval.

All of the funds (except bond funds and equity index funds) may participate in initial public offerings (IPOs). Under certain market conditions, such participation could significantly improve a fund's total investment return. There is no assurance that such market conditions will continue and provide the same favorable impact on future investment returns.

If the total investment return for any fund for any given year appears unusually high, the return may be attributable to unusually favorable market conditions which will probably not be sustainable. For instance, a high total investment return may reflect participation in IPOs, "hot" industries (e.g., internet-related companies), private placements and/or leveraging investment techniques during the period indicated. There is no assurance that any of those methods, or any other investment technique, will continue to have the same impact on the fund's total investment returns.

In this prospectus, the term "stock" is used as a shorthand reference for equity investments generally and the term "bond" is used as a shorthand reference for debt obligations generally.

                      This page intentionally left blank

Fundamental  Value B Fund
(formerly, Large Cap Value CORE SM Fund)



GOAL AND STRATEGY

This is a large/mid cap stock fund with a value emphasis that seeks long-term capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large- and mid-sized U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager employs a value approach in selecting stocks, using proprietary equity research to identify stocks having distinct value characteristics based on industry-specific valuation criteria.

The manager screens the investable universe for:

.. stocks in the Russell 1000(R) Value Index, or

.. stocks with dividend yields greater than the Russell 1000(R) Index, or

.. stocks with price/book ratios lower than the Russell 1000(R) Index.

The Fund's assets are allocated to industry specific sub-portfolios that are managed by each industry analyst. The manager oversees the Fund to maintain capitalization and sector weights similar to the Russell 1000(R) Value Index.

The Fund normally invests in 90 to 130 stocks with at least 80% (usually higher) of its assets in companies with market capitalizations that are within the range of capitalizations of companies in the Russell 1000(R) Value Index or the Russell 1000(R) Index.

The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managing Fund since May, 2004
Managed approximately $       billion
in assets at the end of 2003

Past Performance information set forth
herein does not reflect Wellington Management Company, LLP services to the Fund.

FUND MANAGERS
Management by Global Research Team
overseen by:

Cheryl M. Duckworth, CFA
---------------------
Vice President of subadviser
Joined subadviser in 1994

Marcia L. Cillan
---------------------
Assistant Vice President of subadviser
Joined subadviser in 2002
Investment Adviser, Private Wealth Management, Morgan Stanley & Co. (1999-2002) PAST PERFORMANCE

The bar chart shows how the performance of the Fund's NAV shares has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar year

    [CHART]

 2000   2001     2002      2003
-----  ------   -------   ------
5.12%  -4.75%   -18.21%

Best quarter:      Worst quarter:

Average annual total returns -- for periods ending 12/31/2003*
                          Fund               Index
1 year                        %                  %
Life of fund                  %                  %

Index: Russell 1000(R) Value Index

*  Began operations on August 31, 1999.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses you may pay if you buy and hold NAV shares of the Fund and do not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in your variable contract prospectus.

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets, as a percentage of average net assets for the fiscal year ended December 31, 2003)

                                      Total Annual
 Investment Distribution and              Fund                       Net Fund
 Management     Service       Other    Operating        Expense      Operating
   Fee(1)     (12b-1) Fee    Expenses   Expenses   Reimbursements(2) Expenses
   ------     -----------    --------   --------   ----------------- --------
       %          N/A             %          %               %             %


(1) Percentages shown are calculated as if the current investment management fee schedule was in effect throughout the period.
(2) Under its current investment management agreement with the Trust, John Hancock reimburses the Fund when the Fund's "other fund expenses" exceed 0.10% of the Fund's average daily net assets. The agreement will remain in
    effect until [        ], and may be renewed each year thereafter by the
    Trust.

Examples. The Examples are intended to help you compare the cost of investing in NAV shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 directly in the shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although actual Fund costs may be higher or lower, the Examples show what the Fund costs would be based on these assumptions.

                          Year 1 Year 3 Year 5 Year 10
                            $      $       $      $

Mid Cap Value B Fund
(formerly Small/Mid Cap CORE SM Fund)


GOAL AND STRATEGY

This is a mid cap stock fund with a value emphasis that seeks long-term capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of mid-sized U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The manager employs a value approach in selecting stocks using proprietary fundamental equity research. The manager generally looks for companies with:

.. Low stock price relative to assets, earnings, cash flow or business franchise value.

.. Attractive operating margins and significant cash flow generation.

.. Sound balance sheet and other positive financial characteristics.

.. Significant stock ownership by management.

The Fund's sector exposures are broadly diversified but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The Fund normally invests in 75 to 140 stocks with at least 80% (usually higher) of its assets in companies with market capitalizations that are within the range of capitalizations of companies in the Russell Mid Cap/TM/ Value Index or the Russell Mid Cap/TM/ Index. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1937
Managing Fund since May, 2004
Managed approximately $       billion
in assets at the end of 2003

Past Performance information set forth
herein does not reflect T. Rowe Price
Associates, Inc. services to the Fund.

FUND MANAGERS

Management by Investment
Advisory Committee overseen by

David J. Wallack
---------------------
Vice President of subadviser
Joined subadviser in 1985

PAST PERFORMANCE

The bar chart shows how the performance of the Fund's NAV shares has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

          [CHART]

 1999    2000   2001     2002    2003
------  -----  -----   -------  ------
20.54%  4.63%  0.53%   -15.19%
Best quarter: up            Worst quarter: down

Average annual total returns -- for periods ending 12/31/2003*

                                   Fund  Index 1** Index 2
                      1 year           %       %        %
                      Life of fund     %       %        %

Index 1:  Russell 2500(TM) Index
Index 2:  Russell Mid Cap(TM) Value Index

*  Began operations on May 1, 1998.
** John Hancock believes Index 1 is a more suitable index against which to measure the Fund's performance for the period shown because it more closely matches the Fund's investment strategy during that period.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk:  The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "mid cap" approach carries the risk that in certain markets mid cap stocks will underperform small or large cap stocks.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses you may pay if you buy and hold NAV shares of the Fund and do not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in your variable contract prospectus.

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets, as a percentage of average net assets for the fiscal year ended December 31, 2003)

                                      Total Annual
 Investment Distribution and              Fund                       Net Fund
 Management     Service       Other    Operating        Expense      Operating
    Fee       (12b-1) Fee    Expenses   Expenses   Reimbursements(1) Expenses
    ---       -----------    --------   --------   ----------------- --------
       %          N/A             %          %               %             %

(1) Under its current investment management agreement with the Trust, John Hancock reimburses the Fund when the Fund's "other fund expenses" exceed 0.10% of the Fund's average daily net assets. The agreement will remain in
     effect until [May 1,     ], and may be renewed each year thereafter by the
     Trust.

Examples. The Examples are intended to help you compare the cost of investing in NAV shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 directly in the shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although actual Fund costs may be higher or lower, the Examples show what the Fund costs would be based on these assumptions.

                          Year 1 Year 3 Year 5 Year 10
                            $      $       $      $

Mid Cap Growth Fund

(formerly, "Small/Mid Cap Growth Fund")


GOAL AND STRATEGY

This is a mid cap stock fund with a growth emphasis that seeks long-term capital appreciation.

The Fund invests primarily in the common stocks of mid-sized U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using a combination of proprietary quantitative and qualitative equity research. Quantitative screening seeks to identify a group of high-quality companies with above-average growth characteristics relative to industry peers. Equity research seeks to identify individual companies from that group with a higher potential for long term earnings growth and capital appreciation.

The manager buys companies that seem attractive based on a combination of criteria, among others:

.. Superior historical earnings growth,

.. Prospects for above-average growth,

.. Attractive valuations,

.. Strong market positions,

.. Favorable new products, and

.. Superior management.

The Fund's sector exposures are broadly diversified but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The Fund normally invests in 60 to 110 stocks, and at least 80% of its assets in mid cap companies. For the purpose of this Fund, "mid cap companies" are those with market capitalizations that are within the range of capitalization of companies represented in the Russell Mid Cap(TM) Growth Index or the Russell Mid Cap(TM) Index. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managing Fund since May, 1999
Managed approximately $302 billion in assets at the end of 2002

FUND MANAGERS

Frank J. Boggan, CFA
---------------------
Vice President of subadviser
Joined subadviser in 2001
Managing Director of Palladian Capital
Management (1998-2001)
Portfolio Manager at The Pioneer
Group (1991-1998)
PAST PERFORMANCE

The bar chart shows how the performance of the Fund's NAV shares has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar years

                       [CHART]

 1995    1996   1997   1998   1999   2000   2001    2002     2003
------  ------  -----  -----  -----  -----  -----  -------  -----
35.96%  30.33%  3.44%  5.61%  5.15%  9.25%  2.83%  -21.13%

Best quarter: up           Worst quarter:

Average annual total returns -- for periods ending 12/31/03*
                         Fund             Index 1            Index 2 Index 3**
1 year
5 Years
Life of fund

Index 1: Russell 2500(TM) Growth Index
Index 2: Russell Mid Cap(TM) Growth Index
Index 3: A composite index combining the performance of the following indices over the periods indicated: Russell Mid Cap(TM) Growth Index (from inception through April, 1999) and Russell 2500(TM) Growth Index (from May 1999 to May
2004)
*  Began operations on May 1, 1994.
** John Hancock believes Index 3 is a more suitable index against which to measure the fund's performance for the period shown because it more closely matches the fund's changes in investment strategy during that period.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "mid cap" approach carries the risk that in certain markets mid cap stocks will underperform small cap and large cap stocks.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate is greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses you may pay if you buy and hold NAV shares of the Fund and do not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in your variable contract prospectus.

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets as a percentage of average net assets for the fiscal year ended December 31, 2003)

                                      Total Annual
 Investment Distribution and              Fund                       Net Fund
 Management     Service       Other    Operating        Expense      Operating
    Fee       (12b-1) Fee    Expenses   Expenses   Reimbursements(1) Expenses
    ---       -----------    --------   --------   ----------------- --------
       %          N/A             %          %               %             %

(1) Under its current investment management agreement with the Trust, John Hancock reimburses the Fund when the Fund's "other fund expenses" exceed 0.10% of the Fund's average daily net assets. The agreement will remain in effect until May 1, 2005, and may be renewed each year thereafter by the Trust.

Examples. The Examples are intended to help you compare the cost of investing in NAV shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 directly in the shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although actual Fund costs may be higher or lower, the Examples show what the Fund costs would be based on these assumptions.

                          Year 1 Year 3 Year 5 Year 10
                            $      $       $      $

Small Cap Growth Fund


GOAL AND STRATEGY

This is a small cap stock fund with a growth emphasis that seeks long-term capital appreciation.

The Fund invests primarily in the common stocks of small U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using a combination of initial quantitative screens and in-depth proprietary equity research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.
The manager looks for companies based on a combination of criteria including:

.. Above average and sustainable revenue growth;
.. Improving market share and strong financial trends;
.. Superior management with significant equity ownership; and .. Attractive valuation relative to its earnings growth outlook.

The Fund's sector exposures are broadly diversified but are primarily a result of stock selection and therefore may vary significantly from the benchmark.

The Fund normally invests in 50 to 110 stocks, and at least 80% of its assets in small cap companies. For the purpose of this Fund, "small cap companies" are those with market capitalizations that are within the range of capitalization of companies represented in the Russell 2000(R) Growth Index or the Russell 2000(R) Index. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managing Fund since May, 2004
Managed approximately $       billion in assets at the end of 2003

Past Performance information set forth herein does not reflect Wellington Management Company, LLP services to the Fund.

FUND MANAGER

Steven C. Angeli, CFA
---------------------
Senior Vice President of subadviser Joined subadviser in 1994

PAST PERFORMANCE

The bar chart shows how the performance of the Fund's NAV shares has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar years

                    [CHART]

 1997    1998    1999    2000     2001     2002     2003
------  ------  ------  -------  -------  -------  ------
14.26%  14.49%  70.38%  -21.43%  -12.61%  -29.95%

Best quarter:            Worst quarter:

Average annual total returns -- for periods ending 12/31/2003*
                          Fund              Index
1 year                      %                  %
5 years                     %                  %
Life of fund                %                  %

Index: Russell 2000(R) Growth Index

*  Began operations on May 1, 1996.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results.
The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "small cap" approach carries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Small Cap Stock Risk: The Fund's investment in smaller companies may be subject to more erratic price movements than investment in larger established companies.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. In future years, the Fund's turnover rate may be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses you may pay if you buy and hold NAV shares of the Fund and do not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in your variable contract prospectus.

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets as a percentage of average net assets for the fiscal year ended December 31, 2003)

              Distribution          Total Annual
   Investment     and                   Fund                       Net Fund
   Management   Service     Other    Operating        Expense      Operating
      Fee     (12b-1) Fee  Expenses   Expenses   Reimbursements(1) Expenses
      ---     -----------  --------   --------   ----------------- --------
        %         N/A          %          %               %             %

(1) Under its current investment management agreement with the Trust, John Hancock reimburses the Fund when the Fund's "other fund expenses" exceed 0.10% of the Fund's average daily net assets. The agreement will remain in effect until May 1, 2005, and may be renewed each year thereafter by the Trust.

Examples. The Examples are intended to help you compare the cost of investing in NAV shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 directly in the shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although actual Fund costs may be higher or lower, the Examples show what the Fund costs would be based on these assumptions.

                          Year 1 Year 3 Year 5 Year 10
                            $      $      $       $

International Equity Index Fund


GOAL AND STRATEGY

This is an international stock fund that seeks to track the performance of broad-based equity indices of foreign companies in developed and emerging markets.

The International Equity Index Fund normally invests in 600 to 1,000 stocks and more than 80% of its assets in securities listed in the Morgan Stanley Capital International All Country World Free Excluding U.S. ("MSCI ex US") Index. Prior to October 31, 2003 the Fund normally invested more than 80% of its assets in securities listed in the Morgan Stanley Capital International Europe, Australia, Far East ("MSCI EAFE") GDP Index.

The Fund is managed relative to a target mix of the MSCI ex US Index and, to a lesser extent, the MSCI EMF Index. The MSCI- ex US Index includes companies representative of the market structure of developed and emerging market countries in the Americas (excluding the US), Europe/Middle East and Asia/Pacific regions that foreigners are allowed to own. The MSCI EMF Index (also known as the "Emerging Markets Free Index") is comprised of companies in emerging markets that foreigners are allowed to own. Country index weights are based upon a country's market capitalization.

The manager employs a passive management strategy using quantitative techniques to invest in a representative sample of stocks in the Indexes. The manager selects stocks in an attempt to track, as closely as possible, the characteristics of the Indexes, including country and sector weights.

The Indexes' composition changes from time to time. The manager will reflect those changes as soon as practical.

The Fund is normally fully invested. The manager may invest in stock indexes to maintain market exposure and manage cash flow. Although the Fund may employ foreign currency hedging techniques, the Fund normally maintains the currency exposure of the underlying equity investments.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain Exchange Traded Funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.


--------------------------------------------------------------------------------

SUBADVISER

SSgA Funds Management, Inc.
Two International Place
Boston, Massachusetts 02110

Managing, with predecessor, since 1978
Managing Fund since May, 2004
Managed approximately $       billion
in assets at the end of 2003

Past Performance information set forth
herein does not reflect SSgA Funds Management, Inc. services to the Fund.

FUND MANAGERS

Managed by investment team overseen by:

Jeffery Beach
---------------------
Principal of subadviser
Joined subadviser in

Deane Gyllenhaal
---------------------
Principal of subadviser
Joined subadviser in

Note: "MSCI" and "MSCI EMF Index" are the exclusive property of Morgan Stanley & Co., Incorporated and are registered service marks of Morgan Stanley Capital International.
PAST PERFORMANCE

The bar chart shows how the performance of the Fund's NAV shares has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar years

                                    [CHART]

 1994   1995   1996    1997    1998    1999    2000     2001    2002     2003
------  -----  -----  ------  ------  ------  ------- -------  -------  ------
-6.25%  8.01%  9.19%  -5.03%  20.82%  30.87%  -17.42% -20.30%  -15.18%

Best quarter:            Worst quarter:

Average annual total returns -- for periods ending 12/31/03
                 Fund        Index 1        Index 2*
1 year
5 years
10 years

Index 1: MSCI ex US Index
Index 2: A composite index combining the performance of the following indices over the periods indicated: MSCI EAFE Index (from January, 1994 through April,
1998); MSCI EAFE GDP Index (from May, 1998 through June, 1999); 90% MSCI EAFE GDP Index/10% MSCI EMF Index (after June, 1999); 90% MSCI EAFE Index/10% MSCI EMF Index from May, 2003 to November, 2004 and 90% MSCI ex US Index/10% MSCI EMF Index (after November, 2004).

* John Hancock believes Index 2 is a more suitable index against which to measure the fund's performance for the period shown because it more closely matches the fund's changes in investment strategy during that period.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Index Management Risk: Certain factors such as the following may cause the Fund to track the Indexes less closely:

.. The securities selected by the manager may not be fully representative of the Indexes.

.. Transaction expenses of the Fund may result in the Fund's performance being different than that of the Indexes.

.. The size and timing of the Fund's cash flows may result in the Fund's performance being different than that of the Indexes.

Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses you may pay if you buy and hold NAV shares of the Fund and do not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in your variable contract prospectus.

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets, as a percentage of average net assets for the fiscal year ended December 31, 2003)

             Distribution          Total Annual
  Investment     and                   Fund                        Net Fund
  Management   Service     Other    Operating        Expense       Operating
     Fee     (12b-1) Fee  Expenses   Expenses   Reimbursements(1) Expenses(1)
     ---     -----------  --------   --------   ----------------- -----------
        %        N/A           %          %               %              %

(1) Amounts shown do not reflect John Hancock's reimbursements to the Fund during the period for "other fund expenses" that exceeded 0.10% per annum of the Fund's average daily net assets. Had these amounts been included,
    expense reimbursements shown would be       % and the net Fund operating
    expenses shown would be       %.

Examples. The Examples are intended to help you compare the cost of investing in NAV shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 directly in the shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although actual Fund costs may be higher or lower, the Examples show what the Fund costs would be based on these assumptions.

                          Year 1 Year 3 Year 5 Year 10
                            $      $       $      $

Overseas Equity Fund

GOAL AND STRATEGY

This is an international stock fund that seeks long-term capital appreciation.

The Fund normally invests at least 80% of its assets in equity securities of companies outside the U.S., in a diversified mix of large established and medium-sized foreign companies located primarily in developed countries and in emerging markets to a lesser extent.

The manager selects stocks using proprietary fundamental research to identify companies that are believed to be:

.. Undervalued (i.e., with current stock price below long-term value); and

.. Asset rich with strong balance sheets and able to generate internal cash flows to meet capital needs.

The manager employs a research intensive approach using extensive field research and direct company contact to determine the fundamental value of a company. A company's future prospects are determined from analyzing a company's management, financial strength, products, markets, competitors, and future earnings and dividends.

The Fund is managed using a multiple portfolio manager system in which the Fund is divided into segments that are each managed by individual portfolio managers and/or research analysts. The Fund is normally broadly diversified since its exposures reflect the aggregate decisions of the multiple portfolio managers and research analysts managing the Fund.

The Fund's country and regional exposures are primarily a result of stock selection and therefore may vary significantly from the benchmark.

The Fund invests in at least 3 different countries other than the U.S., but normally invests in 15 to 50 countries.

The Fund will invest no more than 15% of its assets in emerging market stocks. The Fund normally invests in 150 to 300 stocks and normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The manager may use derivatives, such as futures and forwards, to implement foreign currency management strategies. Currency management strategies are primarily used for hedging purposes and to protect against anticipated changes in foreign currency exchange rates.

The Fund also may purchase other types of securities that are not primary investment vehicles, for example: American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

Capital Guardian Trust Company
333 South Hope Street
Los Angeles, California 90071

Managing since 1968
Managing Fund since November, 2000
Managed approximately $     billion in assets at year-end

FUND MANAGERS

Team managed by:
9 Portfolio Managers
---------------------
Average 21 years with Capital Guardian
Average 24 years industry experience

Equity Research Team
---------------------
31 research analysts
Average 8 years with Capital Guardian
Average 13 years industry experience

See Appendix A for more details.

PAST PERFORMANCE

The bar chart shows how the performance of the Fund's NAV shares has varied from year to year under a different subadviser, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar years
                                    [CHART]

  1997    1998   1999    2000    2001    2002    2003
  -----  ------  -----  ------  ------  ------  ------
  2.65%  17.99%  5.11%  -9.08%  -6.45%  -6.32%

Best quarter: up            Worst quarter: down


                  Average annual total returns -- for periods ending 12/31/2003*
                                   Fund      Index 1     Index 2    Index 3**
                  1 year               %          %           %           %
                  5 Years              %          %           %           %
                  Life of fund         %          %           %           %

Index 1: MSCI EAFE Index
Index 2: Citigroup World Government Bond Index, Unhedged
Index 3: A composite index combining the performance of the following indices over the periods indicated: 65% MSCI World Index (Ex US)/35% Citigroup Non-US Government Bond Index, Unhedged (from inception through April,
         2000); 60% MSCI World Index/40% Citigroup World Government Bond Index, Unhedged (from May, 2000 through April, 2003); and MSCI EAFE Index (after April, 2004).

*  Began operations on May 1, 1996.
** John Hancock believes Index 3 is a more suitable index against which to measure the fund's performance because it more closely matches the fund's changes in investment strategy since inception.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to over all stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses you may pay if you buy and hold NAV shares of the Fund and do not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in your variable contract prospectus.

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets, as a percentage of average net assets for the fiscal year ended December 31, 2003)

             Distribution          Total Annual
  Investment     and                   Fund                         Net Fund
  Management   Service     Other    Operating        Expense        Operating
     Fee     (12b-1) Fee  Expenses   Expenses   Reimbursements/(1)/ Expenses
     ---     -----------  --------   --------   ------------------- --------
        %        N/A           %          %               %               %

(1) Amounts shown do not reflect John Hancock's reimbursements to the Fund during the period for "other fund expenses" that exceeded 0.10% per annum of the Fund's average daily net assets. Had these amounts been included,
    expense reimbursements shown would be       % and the net Fund operating
    expenses shown would be       %.

Examples. The Examples are intended to help you compare the cost of investing in NAV shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 directly in the shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although actual Fund costs may be higher or lower, the Examples show what the Fund costs would be based on these assumptions.

                          Year 1 Year 3 Year 5 Year 10

Overseas Equity B Fund
(formerly International Opportunities Fund)


GOAL AND STRATEGY

This is an international stock fund that seeks long-term capital appreciation.

The Fund normally invests at least 80% of its assets in equity securities of companies outside the U.S., in a diversified mix of large established and medium-sized foreign companies located primarily in developed countries and in emerging markets to a lesser extent.

The manager selects stocks using proprietary fundamental research to identify companies that are believed to be:

.. Undervalued (i.e., with current stock price below long-term value); and

.. Asset rich with strong balance sheets and able to generate internal cash flows to meet capital needs.

The manager employs a research intensive approach using extensive field research and direct company contact to determine the fundamental value of a company. A company's future prospects are determined from analyzing a company's management, financial strength, products, markets, competitors, and future earnings and dividends.

The Fund is managed using a multiple portfolio manager system in which the Fund is divided into segments that are each managed by individual portfolio managers and/or research analysts. The Fund is normally broadly diversified since its exposures reflect the aggregate decisions of the multiple portfolio managers and research analysts managing the Fund.

The Fund's country and regional exposures are primarily a result of stock selection and therefore may vary significantly from the benchmark.

The Fund invests in at least 3 different countries other than the U.S., but normally invests in 15 to 50 countries.

The Fund will invest no more than 15% of its assets in emerging market stocks. The Fund normally invests in 150 to 300 stocks and normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The manager may use derivatives, such as futures and forwards, to implement foreign currency management strategies. Currency management strategies are primarily used for hedging purposes and to protect against anticipated changes in foreign currency exchange rates.

The Fund also may purchase other types of securities that are not primary investment vehicles, for example: American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

Capital Guardian Trust Company
333 South Hope Street
Los Angeles, California 90071

Managing since 1968
Managing Fund since May, 2004
Managed approximately $       billion
in assets at the end of 2003

Past Performance information set forth
herein does not reflect Capital Guardian Trust Company ("Capital Guardian") services to the Fund.

FUND MANAGERS
Team managed by:

9 Portfolio Managers
---------------------
Average 21 years with Capital Guardian
Average 24 years industry experience

Equity Research Team
---------------------
31 research analysts
Average 8 years with Capital Guardian
Average 13 years industry experience

See Appendix A for more details.

PAST PERFORMANCE

The bar chart shows how the performance of the Fund's NAV shares has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar years

                   [CHART]

1997    1998    1999    2000     2001     2002     2003
-----  ------  ------  -------  -------  -------  ------
1.95%  15.92%  34.01%  -16.36%  -20.93%  -18.22%

Best quarter: up              Worst quarter: down

Average annual total returns -- for periods ending 12/31/2003*
                         Fund             Index 1**            Index 2
1 year                       %                  %                   %
5 years                      %                  %                   %
Life of fund                 %                  %                   %

Index 1:  MSCI All Country World Free Index, Excluding U.S.
Index 2:  MSCI EAFE Index (after April, 2004)

*  Began operations on May 1, 1996.
** John Hancock believes Index 1 is a more suitable index against which to measure the Fund's performance during the period shown because it more closely matches the Fund's investment strategy during that period.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to over- all stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses you may pay if you buy and hold NAV shares of the Fund and do not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in your variable contract prospectus.

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets, as a percentage of average net assets for the fiscal year ended December 31, 2003)

              Distribution          Total Annual
   Investment     and                   Fund                       Net Fund
   Management   Service     Other    Operating        Expense      Operating
      Fee     (12b-1) Fee  Expenses   Expenses   Reimbursements(1) Expenses
      ---     -----------  --------   --------   ----------------- --------
         %        N/A           %         %                %             %

(1) Amounts shown do not reflect John Hancock's reimbursements to the Fund during the period for "other fund expenses" that exceeded 0.10% per annum of the Fund's average daily net assets. Had these amounts been included,
    expense reimbursements shown would be       % and the net Fund operating
    expenses shown would be       %.

Examples. The Examples are intended to help you compare the cost of investing in NAV shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 directly in the shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although actual Fund costs may be higher or lower, the Examples show what the Fund costs would be based on these assumptions.

                          Year 1 Year 3 Year 5 Year 10
                            $      $       $      $

Overseas Equity C Fund
(formerly Emerging Markets Equity Fund)


GOAL AND STRATEGY

This is an international stock fund that seeks long-term capital appreciation.

The Fund normally invests at least 80% of its assets in equity securities of companies outside the U.S., in a diversified mix of large established and medium-sized foreign companies located primarily in developed countries and in emerging markets to a lesser extent.

The manager selects stocks using proprietary fundamental research to identify companies that are believed to be:

.. Undervalued (i.e., with current stock price below long-term value); and

.. Asset rich with strong balance sheets and able to generate internal cash flows to meet capital needs.

The manager employs a research intensive approach using extensive field research and direct company contact to determine the fundamental value of a company. A company's future prospects are determined from analyzing a company's management, financial strength, products, markets, competitors, and future earnings and dividends.

The Fund is managed using a multiple portfolio manager system in which the Fund is divided into segments that are each managed by individual portfolio managers and/or research analysts. The Fund is normally broadly diversified since its exposures reflect the aggregate decisions of the multiple portfolio managers and research analysts managing the Fund.

The Fund's country and regional exposures are primarily a result of stock selection and therefore may vary significantly from the benchmark.

The Fund invests in at least 3 different countries other than the U.S., but normally invests in 15 to 50 countries.

The Fund will invest no more than 15% of its assets in emerging market stocks. The Fund normally invests in 150 to 300 stocks and normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The manager may use derivatives, such as futures and forwards, to implement foreign currency management strategies. Currency management strategies are primarily used for hedging purposes and to protect against anticipated changes in foreign currency exchange rates.

Although the Fund may employ foreign currency hedging techniques, the Fund normally maintains the currency exposure of the underlying equity investments.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain Exchange Traded Funds (EFTS), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Capital Guardian Trust Company
333 South Hope Street
Los Angeles, California 90071

Managing since 1968
Managing Fund since May, 2004
Managed approximately $       billion
in assets at the end of 2003

Past Performance information set forth
herein does not reflect Capital Guardian Trust Company ("Capital Guardian") services to the Fund.

FUND MANAGERS

Team managed by:

9 Portfolio Managers
---------------------
Average 21 years with Capital Guardian
Average 24 years industry experience

Equity Research Team
---------------------
31 research analysts
Average 8 years with Capital Guardian
Average 13 years industry experience

See Appendix A for more details.

PAST PERFORMANCE

The bar chart shows how the performance of the Fund's NAV shares has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar years
             [CHART]

 1999    2000     2001    2002    2003
------  -------  ------  ------  ------
81.37%  -40.11%  -3.63%  -6.73%

Best quarter: up 50.45%, fourth quarter 1999 Worst quarter: down 22.54%, third quarter 2001

Average annual total returns -- for periods ending 12/31/2003*

                                   Fund  Index 1** Index 2
                      1 year           %       %        %
                      Life of fund     %       %        %

Index 1:  MSCI Emerging Markets Free Index
Index 2: MSCI EAFE Index (after April, 2004)

*  Began operations on May 1, 1998.
** John Hancock believes Index 1 is a more suitable index against which to measure the Fund's performance during the period shown because it more closely matches the Fund's investment strategy during that period.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than funds that invest primarily in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that large/mid cap stocks will underperform small cap stocks.


Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses you may pay if you buy and hold NAV shares of the Fund and do not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in your variable contract prospectus.

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets, as a percentage of average net assets for the fiscal year ended December 31, 2003)

              Distribution          Total Annual
   Investment     and                   Fund                       Net Fund
   Management   Service     Other    Operating        Expense      Operating
      Fee     (12b-1) Fee  Expenses   Expenses   Reimbursements(1) Expenses
      ---     -----------  --------   --------   ----------------- --------
         %        N/A           %          %               %             %

(1) Amounts shown do not reflect John Hancock's reimbursements to the Fund during the period for "other fund expenses" that exceeded 0.10% per annum of the Fund's average daily net assets. Had these amounts been included,
    expense reimbursements shown would be       % and the net Fund operating
    expenses shown would be       %.

Examples. The Examples are intended to help you compare the cost of investing in NAV shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 directly in the shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although actual Fund costs may be higher or lower, the Examples show what the Fund costs would be based on these assumptions.

                          Year 1 Year 3 Year 5 Year 10
                            $      $       $      $

Health Sciences Fund


GOAL AND STRATEGY

This is a non-diversified health sciences stock fund that seeks long-term capital appreciation.

The Fund normally invests at least 80% of its assets in equity securities of
(a) companies in the health sciences industries, including pharmaceutical, health-care services, applied research and development, biotechnology, and medical technology, equipment and supplies industries or (b) to a more limited extent, companies believed to have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries. The Fund invests mostly in stocks of U.S. companies but also invests to a large extent in foreign stocks.

The manager selects health-science and related stocks using a combination of:

.. Top-down industry allocation decisions. The manager seeks industries with favorable supply and demand characteristics and with opportunities to benefit from changing demographics, global consolidation, regulatory changes and technological advances.

.. Bottom-up fundamental equity research. The manager seeks to identify companies with:

 . strong business franchises;

 . attractive new product pipelines;

 . solid corporate strategy and management;

 . strong competitive position; and

 . attractive valuations relative to their growth prospects.

The Fund's industry exposures are broadly diversified but may vary significantly from the benchmark. The Fund's assets are allocated to industry-specific sub-portfolios that are managed by each industry analyst.

The Fund normally invests in 40 to 80 stocks. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: foreign securities denominated in U.S. dollars or any other currency, certain Exchange Traded Funds (ETFs), certain derivatives (investments whose value is based on indices or other securities) and companies with the potential for growth as a result of their particular products, technology, patents or other market advantages in the health-sciences industries.

Although the Fund may employ foreign currency hedging techniques, the Fund normally maintains the currency exposure of the underlying equity investments.

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------


SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managing Fund since May, 2003
Managed approximately $     billion in
assets at the end of

FUND MANAGERS
Management by investment team overseen by:

Ann C. Gallo
---------------------
Senior Vice President of subadviser
Joined subadviser in 1998

See Appendix B for more details.

PAST PERFORMANCE

The bar chart shows how the performance of the Fund's NAV shares has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar years

                                    [CHART]


    2002     2003
  -------   ------
  -19.99%


Best quarter:             Worst quarter:  down

Average annual total returns -- for periods ending 12/31/2003*
                    Fund         Index 1        Index 2
1 year                  %             %              %
Life of Fund            %             %              %

Index 1:  S&P 500 Index
Index 2:  Goldman Sachs Health Index

*  Began operations on May 1, 2001.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Manager Risk: The managers and their respective strategies may fail to produce the intended results. The Fund could underperform its peers or lose money if the managers' investment strategies do not perform as expected.

Sector Fund Risk: The Fund's investments are concentrated in a single sector of the stock market and the Fund's performance could be significantly affected by developments in that particular sector. Because of this concentration, the Fund's performance could be worse than the overall market by a wide margin or for extended periods. Also, the Fund's performance could be more volatile relative to funds that invest broadly across different sectors of the stock market.

Health Sciences and Related Securities Risk: Health sciences and related equity securities may be affected by changes in the regulatory and competitive environment for health sciences industries and in state and federal government policies relating to the funding of health care services. Other risks include
(i) the possibility that regulatory approval may not be granted for new drugs or other products, (ii) lawsuits against health care companies related to product or service liability issues, and (iii) technological advances that make existing health care products and services obsolete.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks.

Turnover risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. In the future, the Fund's turnover rate may be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity markets.
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses you may pay if you buy and hold NAV shares of the Fund and do not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in your variable contract prospectus.

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets as a percentage of average net assets for the fiscal year ended December 31, 2003)

             Distribution          Total Annual
  Investment     and                   Fund                         Net Fund
  Management   Service     Other    Operating        Expense        Operating
     Fee     (12b-1) Fee  Expenses   Expenses   Reimbursements/(1)/ Expenses
     ---     -----------  --------   --------   ------------------- --------
        %        N/A            %         %               %               %

(1) Amounts shown do not reflect John Hancock's reimbursements to the Fund during the period for "other fund expenses" that exceeded 0.10% per annum of the Fund's average daily net assets. Had these amounts been included,
    expense reimbursements shown would be       % and the net Fund operating
    expenses shown would be       %.

Examples. The Examples are intended to help you compare the cost of investing in NAV shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 directly in the shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although actual Fund costs may be higher or lower, the Examples show what the Fund costs would be based on these assumptions.

                          Year 1 Year 3 Year 5 Year 10
                            $      $       $      $

Global Bond Fund


GOAL AND STRATEGY

This is an intermediate term, non-diversified global bond fund of medium credit quality that seeks income and capital appreciation.

The Fund normally invests at least 80% of its assets in a diversified mix of debt securities of issuers throughout the world, including but not limited to:

.. U.S. Treasury and agency securities;

.. asset-backed and mortgage-backed securities, including commercial mortgage-backed securities;

.. corporate bonds, both U.S. and foreign;

.. foreign government and agency securities; and

.. supranational securities (such as the World Bank).

The Fund has a target mix of 25% U.S. bonds and 75% non-U.S. bonds (denominated in foreign currencies), but the manager actively manages the mix within (+/-) 15 percentage points of the target mix.

The Fund is managed using a multiple portfolio manager system in which the Fund is divided into segments that are managed by individual portfolio managers and/or research analysts. Therefore, the Fund normally has broad country, currency, sector and individual security exposures, reflecting the aggregate decisions of the multiple portfolio managers and research analysts managing the Fund.

The managers make ongoing decisions regarding the Fund's average maturity and the Fund's country, sector and foreign currency exposures. The manager uses proprietary research and economic analysis to identify attractive markets and currencies and undervalued sectors and securities.

The Fund normally:

.. invests in at least 3 countries, but normally in 10 to 35 countries;

.. has an average credit quality rating of "A" or higher;

.. invests up to 15% in emerging market and high yield debt securities; and


.. has 10% or less of its assets in cash and cash equivalents.

The Fund is "non-diversified", which means that it can take larger positions in individual issuers.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: certain derivatives (investments whose value is based on indices or other securities). The Fund may use derivatives, such as futures and forwards, to manage the Fund's average maturity relative to the benchmark and to implement foreign currency strategies. Currency management strategies are primarily used for hedging purposes and to protect against anticipated changes in foreign currency exchange rates.

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

Capital Guardian Trust Company
333 South Hope Street
Los Angeles, California 90071

Managing since 1968
Managing Fund since November, 2000
Managed approximately $     billion in assets at the end of

FUND MANAGERS

Team managed by 4 Portfolio Managers
Average 14 years with Capital Guardian
Average 22 years industry experience
See Appendix A for more details

PAST PERFORMANCE

The graph shows how the performance of the Fund's NAV shares has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar years

                   [CHART]

1997   1998    1999    2000    2001    2002    2003
-----  -----  ------  ------  ------  ------  ------
9.05%  9.15%  -2.16%  12.00%  -1.45%  18.85%

Best quarter: up            Worst quarter: down

                      Average annual total returns -- for periods ending 12/31/2003*
                                          Fund         Index 1       Index 2**
                      1 year                  %             %              %
                      5 Years                 %             %              %
                      Life of fund            %             %              %

Index 1:  Citigroup World Government Bond Index, Unhedged
Index 2: A composite index combining the performance of the following indices over the periods indicated: 75% Lehman Brothers Aggregate Bond Index / 25% JP Morgan Non-US Government Bond Index, US Dollar Hedged (from inception through April, 1999); JP Morgan Global Government Bond Index, US Dollar Hedged (from May, 1999 through October, 2000); and Citigroup World Government Bond Index, Unhedged (after October, 2000)

*  Began operations on May 1, 1996.
** John Hancock believes Index 2 is a more suitable index against which to measure the fund's performance because it more closely matches the fund's changes in investment strategy since inception.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, the Fund's investments in emerging market countries have a significantly higher degree of foreign risk than investments in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Non-Diversified Fund Risk: The Fund's larger position in foreign government securities could produce more volatile performance relative to funds with smaller positions. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will generally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Concentration Risk. The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses you may pay if you buy and hold NAV shares of the Fund and do not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in your variable contract prospectus.

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets, as a percentage of average net assets for the fiscal year ended December 31, 2003)

              Distribution          Total Annual
   Investment     and                   Fund                       Net Fund
   Management   Service     Other    Operating        Expense      Operating
      Fee     (12b-1) Fee  Expenses   Expenses   Reimbursements(1) Expenses
      ---     -----------  --------   --------   ----------------- --------
         %        N/A           %          %               %             %

(1) Amounts shown do not reflect John Hancock's reimbursements to the Fund during the period for "other fund expenses" that exceeded 0.10% per annum of the Fund's average daily net assets. Had these amounts been included,
    expense reimbursements shown would be       % and the net Fund operating
    expenses shown would be       %.

Examples. The Examples are intended to help you compare the cost of investing in NAV shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 directly in the shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although actual Fund costs may be higher or lower, the Examples show what the Fund costs would be based on these assumptions.

                          Year 1 Year 3 Year 5 Year 10
                            $      $       $      $

Your Account

Investments in shares of the funds

Each fund sells its NAV shares directly to separate accounts of John Hancock, JHVLICO and other insurance companies to fund variable contracts. Each fund also buys back its NAV shares on redemption by the separate accounts.

Under the variable contracts, a separate account buys or redeems a fund's shares based on:

.. instructions by you and other contractowners to invest or receive back monies under a contract (such as making a premium payment or surrendering a contract), and

.. the operation of a contract (such as deduction of fees and charges).

The Trust, as law permits, may:

.. refuse a buy order if the adviser believes it would disrupt management

.. suspend a fund's offer of shares, or

.. suspend a fund's redemption obligation or postpone a fund's payment of redemption proceeds for more than seven days.

Share price

Each fund sells and buys back its NAV shares at the net asset value per share next computed after receipt by a separate account of a contractowner's instructions.

Each fund calculates its net asset value per share:

.. by dividing its net assets by the number of its outstanding shares,

.. once daily as of the close of regular trading on the New York Stock Exchange
  (generally at 4 p.m. New York time) on each day the Exchange is open.

Valuation

The Money Market Fund values its securities at amortized cost. Each of the other funds values securities based on:

.. market quotations,

.. amortized cost,

.. valuations of independent pricing services, or

.. fair value determined in accordance with procedures approved by the Trust's trustees.

A fund may value securities at fair value where, for example:

.. market quotations are not readily available, or

.. the value of securities has been materially affected after the closing of a foreign market.

Certain funds may hold securities primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not calculate share price . Consequently, share price may change on days when contractowners will not be able to instruct a separate account to buy or redeem fund shares.

Conflicts

The Trust's trustees monitor for possible material irreconcilable conflicts among separate accounts buying shares of the funds. The Trust's net asset value could decrease, if the Trust had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

Funds' Expenses

The advisory fee paid by each fund to the adviser in 2003 was:

                Funds                           % of net assets
                Fundamental Value B Fund*
                Mid Cap Value B Fund**
                Mid Cap Growth Fund***
                Small Cap Growth Fund
                International Equity Index Fund
                Overseas Equity Fund
                Overseas Equity B Fund****
                Overseas Equity C Fund*****
                Health Sciences Fund
                Global Bond Fund

    * Formerly Large Cap Value CORE/SM/
   ** Formerly Small/Mid Cap CORE/SM/
  *** Formerly Small/Mid Cap Growth
 **** Formerly International Opportunities
***** Formerly Emerging Markets Equity


The adviser pays subadvisory fees out of its own assets. No fund pays a fee to its subadviser(s). The adviser has agreed to limit annual expenses (excluding advisory fees and certain other expenses such as brokerage and taxes) for each fund (other than the International Equity Index Fund, Overseas Equity Fund, Overseas Equity B Fund, Overseas Equity C Fund, Health Sciences Fund and Global Bond Fund) to not more than 0.10 percent of the fund's average daily net assets.

Dividends and Taxes

Dividends

Each fund automatically reinvests its dividends and distributions in additional shares of the fund at net asset value per share.

Each fund declares and pays dividends monthly.

Funds generally declare capital gains distributions annually.

Taxes

Each fund must meet investment diversification and other requirements under the Internal Revenue Code, in order to:

.. avoid federal income tax and excise tax, and

.. assure the tax-deferred treatment of variable contracts under the Code.

You should read the prospectus for your variable contract for the federal income tax consequences for contractowners, including the consequences of a fund's failure to meet Code requirements.

Share Classes

The Trust has [four] classes of shares: NAV shares, [Series I, Series II and Series III shares]. Each class is identical except that [Series I, Series II and Series III shares have a distribution or "Rule 12b-1 Plan" expense that is described in the prospectus relating to that Series' shares].

FINANCIAL HIGHLIGHTS

The financial highlights on the following pages detail the historical performance of NAV shares for each fund in operation at December 31, 2003, including total return information for the past 5 years (or such shorter period as the fund has been in operation). The "total returns" shown represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single fund share. The "total investment return" shown for each fund does not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in the variable contract prospectus to which this prospectus is attached. Had these been included, the "Total Investment Return" shown in the Table would be lower. The financial highlights have been audited by Ernst & Young LLP, whose report (along with the Trust's financial statements) are included in the Trust's annual report, which is available upon request.


[TO BE FILED BY POST-EFFECTIVE AMENDMENT.]

Trust Business Structure

The diagram below shows the basic business structure of the Trust. The Trust's trustees oversee the Trust's investment and business activities and hire various service providers to carry out the Trust's operations.

                                  [FLOW CHART]

APPENDIX A

Capital Guardian Trust Company uses a multiple portfolio manager system in which each Fund it subadvises is divided into segments that are managed by individual portfolio managers and/or research analysts. This multiple manager approach seeks to deliver the best ideas of individual portfolio managers and analysts within each Fund. Each portfolio manager and research analyst decides how their respective segment will be invested within the limits provided by the Fund's goal and strategy and investment policies. Capital Guardian's Investment Committee determines the specific allocation to individual portfolio managers and the research analyst team. A segment of the overseas equity funds are managed directly by the equity research analysts, led by the Research Portfolio Coordinator, each of whom has investment discretion over a segment of the total Portfolio. The size of each analyst's segment will vary over time and may be based upon: (1) the level of conviction of specific research analysts as to their designated sectors; (2) industry weights within the relevant benchmark for the Funds; and (3) the judgment of the Research Portfolio Coordinator in assessing the level of conviction of research analysts compared to industry weights within the relevant benchmark. Set forth below are details regarding the multiple portfolio managers of Capital Guardian who are involved in the management of the Funds indicated:

OVERSEAS EQUITY FUND
OVERSEAS EQUITY B FUND
OVERSEAS EQUITY C FUND

Non-U.S. Equity Investments:

David I. Fisher                     Christopher A. Reed
---------------                     -------------------
Chairman of subadviser              Vice President of subadviser
Joined subadviser in 1969           Joined subadviser in 1994

Harmut Giesecke                     Lionel M. Sauvage
---------------                     -----------------
Joined subadviser in 1971           Senior Vice President of subadviser
                                    Joined subadviser in 1987

Arthur J. Gromadzki                 Nilly Sikorsky
-------------------                 --------------
Joined subadviser in 1987           President of subadviser
                                    Joined subadviser in 1962

Richard N. Havas                    Rudolf M. Staehelin
----------------                    -------------------
Senior Vice President of subadviser Senior Vice President of subadviser
Joined subadviser in 1986           Joined subadviser in 1981

Nancy I. Kyle                       Non-U.S. Equity Research Team
-------------                       -----------------------------
Senior Vice President of subadviser 31 Research Analysts
Joined subadviser in 1991           Average 8 Years with Capital Guardian
                                    Average 13 Years with industry experience
Gerald du Manoir
----------------
Research Team Coordinator
Joined subadviser in 1990


GLOBAL BOND FUND

Mark A. Brett                       James R. Mulally
-------------                       ----------------
Senior Vice President of subadviser Senior Vice President of subadviser
Joined subadviser in 1993           Joined subadviser in 1980

Mark Dalzell
------------
Vice President of subadviser
Joined subadviser in 1988

Laurentius Harrer
-----------------
Vice President
Joined subadviser in 1993

APPENDIX B

HEALTH SCIENCES FUND

Wellington Management Company, LLP uses a Health Sciences Sector Team to provide day to day investment management services to the Health Sciences Fund. Set forth below are the members of that team:


Ann C. Gallo                        Joseph H. Schwartz
------------                        ------------------
Senior Vice President of subadviser Senior Vice President of subadviser
Joined subadviser in 1998           Joined subadviser in 1983

Jean M. Hynes                       Robert L. Deresiewicz
-------------                       ---------------------
Senior Vice President of subadviser Assistant Vice President of subadviser
Joined subadviser in 1991           Joined subadviser in 2000
Kirk J. Mayer                       Assistant Professor of Medicine, Harvard Medical School, and
-------------                       Associate Physician, Brigham and Women's Hospital 1987-1998
Vice President of subadviser
Joined subadviser in 1998

For more information



This prospectus should be used only with a variable contract prospectus.

John Hancock Variable
Series Trust I
John Hancock Place
Boston, Massachusetts 02117

Two documents are available that offer further information on John Hancock Variable Series Trust I:

Annual/Semiannual Report to shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, and the auditors' report (in the annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (i.e., is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, or to make shareholder inquiries, please contact:

By mail:

John Hancock Variable Series Trust I
John Hancock Place
Boston, MA 02117

By phone:  1-800-732-5543

Or you may view or obtain these documents from the SEC:

In person:  at the SEC's Public Reference Room in Washington, DC

By phone:  1-202-942-8090

By mail: Office of Public Reference Securities and Exchange Commission 450 5th Street, N.W., Room 1300
Washington, DC 20549-0102
(duplicating fee required)

By e-mail:  publicinfo@SEC.gov

On the Internet:  www.sec.gov

SEC File Number:  811-4490


VSTPRO-485A

                                  JOHN HANCOCK
                             VARIABLE SERIES TRUST I

                         Supplement dated [May 3, 2004]
                                       to
                       STATEMENT OF ADDITIONAL INFORMATION
                                      Dated
                                  [May 3, 2004]

     This Supplement to the Statement of Additional Information (sometimes referred to herein as the "SAI") is not a prospectus. It is intended that this Supplement be read in conjunction with the SAI and the Prospectus of John Hancock Variable Series Trust I, dated May 1, 2003. A copy of the SAI and the Prospectus may be obtained from John Hancock Variable Series Trust I, John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, telephone number 1-800-REAL LIFE.

     This Supplement revises the SAI as follows:

1. The table of Fund name changes in Section B. of the SAI is deleted and the following inserted in its place:

Current Fund Name                      Prior Name(s)              Year of Change
-----------------             ---------------------------------   --------------
Active Bond                   Sovereign Bond                          2000
                              Bond                                    1996

Earnings Growth               Multi Cap Growth                        2003
                              Mid Cap Growth                          2002

Fundamental Growth            Fundamental Mid Cap Growth              2000

Fundamental Value             Large/Mid Cap Value                     2002

Fundamental Value B           Large Cap Value CORE(SM)                2004

Global Bond                   Strategic Bond                          1999

Growth & Income               Stock                                   1996

International Equity Index    International Equities                  1998
                              International                           1995
                              Global                                  1994

Large Cap Growth              Select Stock                            1996
                              Aggressive Stock                        1994

Large Cap Growth B            Large Cap Aggressive Growth             2004

Managed                       Total Return                            1994

Mid Cap Growth                Small/Mid Cap Growth                    2004
                              Diversified Mid Cap Growth              1999
                              Special Opportunities                   1998

Mid Cap Value B               Small/Mid Cap CORE(SM)                  2004

Overseas Equity               Global Balanced                         2003
                              International Balanced                  2000

Overseas Equity B             International Opportunities             2004

Overseas Equity C             Emerging Markets Equity                 2004

Short-Term Bond               Short-Term U.S. Government              1998

Small Cap Emerging Growth     Small Cap Equity                        2003
                              Small Cap Value                         2000

Small Cap Value               Small/Mid Cap Value                     2001

2. All other references to the phrase "Large Cap Value CORE(SM) Fund" are replaced with the phrase "Fundamental Value B Fund." All references to the phrase "Small/Mid Cap CORE(SM) Fund" are replaced with the phrase "Mid Cap Value B Fund." All references to the phrase "International Opportunities Fund" are replaced with the phrase "Overseas Equity B Fund." All references to the phrase "Emerging Markets Equity Fund" are replaced with the phrase "Overseas Equity C Fund." All references to the phrase "Small / Mid Cap Growth Fund" are replaced with the phrase "Mid Cap Growth Fund."

3. Section C.3.c. (Investing in Equity Securities - Market capitalization risk) of the SAI is revised to read as follows:

         Market capitalization risk: One indication of the relative risk of a common stock investment is the size of the company, which is typically defined by reference to its "market capitalization." Market capitalization is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding.

         Investing in larger capitalization companies generally involves a lesser degree of risk than investing in smaller capitalization companies. Conversely, investing in the equity securities of smaller companies generally involves greater risks and potential rewards than investing in larger, more established companies. Small capitalization companies, in particular, often have limited product lines, markets or financial resources, and they may depend upon a small group of relatively inexperienced managers. Investments in such companies can be both more volatile and more speculative. These securities may have limited marketability and are subject to more abrupt or erratic market movements than securities of larger companies or the market in general.

         The U.S. equity securities of the Equity Index, Fundamental Growth, Large Cap Value, Large Cap Growth, Large Cap Growth B, and Earnings Growth Funds are generally expected to represent primarily companies that qualify as large cap issuers. These Funds also may invest in the equity securities of companies that qualify as small and mid cap issuers.

         The U.S. equity securities of the Growth & Income, Fundamental Value, Fundamental Value B and Managed Funds are generally expected to represent primarily large and mid cap issuers. These Funds also may invest in the equity securities of companies that qualify as small cap issuers.

         The U.S. equity securities of the Mid Cap Value, Mid Cap Value B and Mid Cap Growth Funds are generally expected to represent primarily mid cap issuers. The Fund also may invest in the equity securities of companies that qualify as small cap issuers and, to a lesser extent, in the equity securities of companies that qualify as large cap issuers.

         The U.S. equity securities of the Small Cap Emerging Growth, Small Cap Growth and Small Cap Value Funds are generally expected to represent primarily companies that qualify as small cap issuers. Although these Funds also may invest significant amounts in the equity securities of companies that qualify as mid cap issuers, it is expected that they would rarely invest in the equity securities of companies that qualify only as large cap issuers.

         The Real Estate Equity, Health Sciences and Financial Industries Funds have broad latitude to invest in companies of any size, depending on the market capitalization of the respective sectors covered by those Funds.

         Three capitalization levels are currently used by the Trust for non-U.S. equities: large, medium ("mid"), and small.

             . Large cap: Companies having a capitalization greater than [$5 billion]
             . Mid cap: Companies having a capitalization between [$1 billion and $5 billion]
             . Small cap: Companies having a capitalization less than [$1 billion]

         The non-U.S. equity securities of the International Equity Index, Overseas Equity, Overseas Equity B and Overseas Equity C Funds are generally expected to represent primarily non-U.S. companies that qualify as large and mid cap issuers. These Funds also may invest in the equity securities of non-U.S. companies that qualify as small cap issuers.

4. Section C.5.a. of the SAI (Investing in Foreign Securities - overview) is revised to read as follows:

                  a. Overview: Investments in foreign securities may be made in a foreign-denominated security, or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other U.S. dollar denominated securities representing underlying shares of foreign securities. ADRs, EDRs, GDRs and other securities representing underlying shares of foreign securities may not necessarily be denominated in the same currency as the securities into which they may be converted, but rather in the currency of the market in which they are traded. ADRs are receipts, typically issued by an American bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. GDRs are receipts issued in two or more markets by banks or depositaries which evidence a similar ownership arrangement. Generally, ADRs are designed for use in U.S. securities markets, EDRs for use in European securities markets, and GDRs for use in multiple securities markets.

                  Investments in debt securities issued by foreign issuers may be made in foreign-denominated debt instruments or in the form of U.S. dollar denominated debt securities issued by foreign issuers and publicly traded in the United States ("Yankees") or in Europe ("Eurobonds").

                  The International Equity Index Fund invests primarily in foreign securities, including foreign-denominated securities. The Health Sciences, Overseas Equity, Overseas Equity B, Overseas Equity C and Global Bond Funds invest a significant portion of their assets in foreign securities, including foreign-denominated securities. To a lesser extent, the Large Cap Value, Earnings Growth, Small Cap Emerging Growth, Small Cap Growth, Real Estate Equity, Financial Industries, Managed, and High Yield Bond Funds may also invest in foreign securities, and all of these Funds excluding Earnings Growth may invest in foreign-denominated securities.

                  Funds investing in equity securities may also invest in ADRs and other U.S. dollar denominated foreign securities. Funds investing in debt securities may also invest in foreign debt securities denominated in U.S. dollars (i.e., Yankees and Eurobonds).

                  Risks of investing in foreign securities are discussed in the paragraphs that follow:

5. Section C. 9 of the SAI (Investing With an Index-Based Objective) is revised to read as follows:

                  The Equity Index, International Equity Index, and Bond Index Funds expect to invest substantially all of their assets in equity or debt securities within their investment objectives and policies at all times. Accordingly, these Funds may carry more risk in times of declining markets than "actively managed" Funds that during normal market conditions, maintain a higher level of cash or cash equivalents and, during periods of abnormal market conditions, are more likely to adopt a defensive investment posture by reallocating their assets in a manner different from that contemplated by their primary investment objective and strategies.

                  Investments in the Equity Index, International Equity Index, and Bond Index Funds each involve the risk that the Fund will be unable to match the performance of its corresponding target index. Each Fund's ability to do so is affected by (a) the size and timing of cash flows into and out of that Fund, (b) the level of the Fund's expenses, including commissions and "spreads," on its portfolio transactions, other portfolio management expenses, and other operating expenses, and
         (c) the degree of success of the techniques employed by the Fund's subadviser. Further, if the size of a Fund limits the number of issues that the Fund can purchase, or that size is relatively small in relation to cash flows, there is a greater possibility that the Fund may be unable to match the performance of the corresponding target index.

         The S&P 500 Index: The S&P 500 is an index that is constructed by the Standard & Poor's Corporation ("Standard & Poor's" or "S&P"), which chooses stocks on the basis of market values and industry diversification. Most of the largest 500 companies listed on U.S. stock exchanges are included in the index. Additional stocks that are not among the 500 largest stocks, by market value, may be included in the S&P 500 for diversification purposes. The index is capitalization weighted -- that is, stocks with a larger capitalization (shares outstanding times current price) have a greater weight in the index. Selection of a stock for inclusion in the S&P 500 Index in no way implies an opinion by S&P as to its attractiveness as an investment.

                  The Trust and the insurance products supported by the Trust are not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the owners of the insurance products supported by the Trust or to any member of the public regarding the advisability of investing in the Trust or such insurance products. Standard & Poor's only relationship to the Trust is the licensing of Standard & Poor's "marks" and the S&P 500 Index, which is determined, composed and calculated by Standard & Poor's without regard to the Fund or the Trust. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500"
         are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Trust. In determining, composing, or calculating the S&P 500 Index, S&P has no obligation to take into consideration the needs of the Trust or those of the owners of the insurance products supported by the Trust. S&P is not responsible for and has not participated in the determination of the prices and amount of the insurance products supported by the Trust or the timing of the issuance or sale of such products or in the determination or calculation of the equations by which such products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of such products.

         S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, OWNERS OF THE PRODUCTS SUPPORTED BY THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

         The Lehman Brothers Aggregate Bond Indexes: The Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") is intended to measure the performance of the domestic, fixed-rate investment grade debt market including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities.

                  The Aggregate Bond Index covers those securities in the Lehman Brothers Government/Credit Index (the "Government/Credit Index"), plus those covered by the Lehman Mortgage-Backed Securities Index ("MBS Index"), the Lehman Commercial Mortgage-Backed Securities (ERISA Eligible) Index ("CMBS (ERISA Eligible) Index"), and the Lehman Asset-Backed Securities Index ("ABS Index"). The Government/Credit Index is composed of (1) all public obligations of the U.S. Government, its agencies and instrumentalities (excluding "flower" bonds and pass-through issues, such as GNMA certificates) and (2) all publicly issued, fixed-rate, non-convertible, investment grade, U.S. dollar-denominated, SEC-registered obligations of domestic corporations, foreign governments and supranational organizations.

                  The MBS Index covers fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal National Mortgage Association. The CMBS (ERISA Eligible) Index covers ERISA-Eligible CMBS securities. The ABS Index covers several subsectors -- including credit and charge cards, auto, utilities and home equity loans -- and includes pass-through, "bullet," and controlled amortization structures.

                  All securities in the index generally have at least $200 million par amount outstanding and at least 1 year remaining to maturity.

                  All non-government issues in the Aggregate Bond Index are rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("Standard & Poor's"), or if unrated by Moody's or Standard & Poor's, BBB by Fitch, Inc. ("Fitch").

                  All securities in the Aggregate Bond Index issued by non-U.S. entities are denominated in U.S. dollars.

                  Lehman Brothers, Inc. is neither a sponsor of nor in any other way affiliated with the Trust or the insurance products supported by the Trust. Inclusion of a security in the Aggregate Bond Index in no way implies an opinion of Lehman Brothers, Inc. as to its attractiveness or appropriateness as an investment.

         The MSCI All Country World Free ex-US Index: The MSCI All Country World Free ex-US Index is a market capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the

         United States), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

                  The Trust and the insurance products supported by the Trust are not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International ("MSCI"). MSCI makes no representation or warranty, express or implied, to the owners of the Trust, or any member of the public regarding the advisability of investing in funds generally or in the Trust or any Fund particularly, or the ability of the MSCI All Country World Free ex-US Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI All Country World Free ex-US Index, which is determined, composed and calculated by MSCI without regard to the Trust. "Morgan Stanley Capital International" is a service mark of Morgan Stanley & Co., Incorporated, that has been licensed for use by the Trust.

                  MSCI has no obligation to take the needs of the Trust or the owners of insurance products supported by the Trust into consideration in determining, composing or calculating the MSCI All Country World Free ex-US Index. MSCI is not responsible for and has not participated in the determination of the prices or amounts of insurance products supported by the Trust or the timing of the issuance and sale of such products, or in the determination or calculation of the equations by which such products are convertible into cash. MSCI has no obligation or liability to owners of the Trust or of the insurance products supported by the Trust in connection with the administration, marketing or trading of any Fund of the Trust.

         ALTHOUGH MSCI OBTAINS INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEX FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

6. Section C. 10 of the SAI (Investing on a Non-Diversified Basis) is revised to delete references to "Large Cap Growth" and "Large Cap Aggressive Growth."

7. Section D. 7 of the SAI (Industry Concentration) is revised to read as follows:

                  7. INDUSTRY CONCENTRATION. The Equity Index, Large Cap Value, Large Cap Growth, Large Cap Growth B, Earnings Growth, Fundamental Value, Fundamental Growth, Mid Cap Value, Mid Cap Value B, Mid Cap Growth, Small Cap Value, Small Cap Emerging Growth, Small Cap Growth, International Equity Index, Overseas Equity, Overseas Equity B, Overseas Equity C, Short-Term Bond, Bond Index, Active Bond, Total Return Bond, High Yield Bond, and Global Bond Funds will not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of the Fund's investments in such industry would exceed 25% of its total assets taken at market value. This restriction does not limit the Money Market Fund's investments in instruments issued by domestic banks (or by a foreign branch of a domestic bank, but only if the domestic bank is unconditionally liable in the event that the foreign branch fails to honor the instrument). For the purpose of determining industry concentration, telephone, water, gas and electric public utilities are each regarded as separate industries, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parent. In conformity with its understanding of current interpretations of the Investment Company

         Act by the staff of the SEC, the Trust, as a non-fundamental policy, interprets this limitation not to apply to securities issued by the Federal government, or state and local governments within the U.S., or political subdivisions thereof; but this exception does not apply to securities of foreign government entities. If these interpretations change, however, the Trust may modify its practices to conform to such changes

8. Section C. 19 of the SAI (Participating in Joint Trading Accounts) is revised to read as follows:

         19.  Participating in Joint Trading Accounts

                  John Hancock has established a "joint trading account" that all Funds, in the discretion of their subadvisers, can use to invest relatively small amounts of cash on a more favorable basis than they could do individually. John Hancock is responsible for investing the aggregate cash balances in the joint trading account into one or more repurchase agreements, as described in Section 18. above, or in other money market instruments. The joint trading account was established pursuant to an order of the SEC and all of the Funds (except the Large Cap Growth, Large Cap Growth B, Fundamental Growth, Earnings Growth, Total Return Bond and Money Market Funds) regularly participate in it.

                  Each Fund is also free to participate in any similar joint trading account that its subadviser operates for mutual fund assets managed by it. These other joint trading accounts would be operated pursuant to their own SEC exemptive orders. The Total Return Bond Fund and the portion of the Active Bond Fund sub-managed by Pacific Investment Management Company LLC regularly participates in such other joint trading account.

                  Whenever a subadviser operates a non-John Hancock joint trading account, the subadviser is responsible for ensuring that all repurchase agreements acquired through these accounts are at all times fully collateralized.

9. The table of John Hancock's investment advisory fee in Section F.1. of the SAI is deleted and the following inserted in its place:

                                                  John Hancock's Investment Advisory Fee
                                                  as an Annual Percentage of Each Portion
Fund                                              of the Fund's Average Daily Net Assets
--------------------------         ------------------------------------------------------------------------
Equity Index                       15% on the first $75 million; .14% on the next $50 million; .13% above
                                   $125 million

Large Cap Value                    .75%

Large Cap Growth                   .80% on the first $500 million; .75% on the next $500 million; .70%
                                   above $1 billion

Large Cap Growth B                 80% on the first $500 million; .75% on the next $500 million; .70% above
                                   $1 billion

Earnings Growth                    1.00% on the first $100 million; .90% above $100 million

Growth & Income                    .71% on the first $150 million; .69% on the next $150 million; .67%
                                   above $300 million

Fundamental Value                  .95% on the first $25 million; .85% on the next $25 million; .75%  on the next $50 million; 65% above $100 million

Fundamental Value B*               [.95% on the first $25 million; .85% on the next $25 million; .75%  on the

                                                  John Hancock's Investment Advisory Fee
                                                  as an Annual Percentage of Each Portion
Fund                                              of the Fund's Average Daily Net Assets
--------------------------         ------------------------------------------------------------------------
                                   next $50 million; .65% above $100 million*]

Fundamental Growth                 .80% on the first $500 million; .75% on the next $500 million; .70%
                                   above $1 billion

Mid Cap Value                      1.05% on the first $100 million; 1.00% above $100 million

Mid Cap Value B                    1.05% on the first $100 million; 1.00% above $100 million

Mid Cap Growth                     1.00% on the first $50 million; .95% n the next $150 million; .90% above
                                   $200 million

Small Cap Value                    .95%

Small Cap Emerging Growth          1.05% on the first $100 million; and 1.00% above $100 million

Small Cap Growth                   1.05% on the first $100 million; and 1.00% above $100 million

International Equity Index         .18% on the first $100 million; .15% on the next $100 million; .11%
                                   above $200 million

Overseas Equity*                   [1.30% on the first $20 million; 1.15% on the next $30 million; 1.05%
                                   above $50 million]

Overseas Equity B                  1.30% on the first $20 million; 1.15% on the next $30 million; 1.05%
                                   above $50 million

Overseas Equity C*                 [1.30% on the first $20 million; 1.15% on the next $30 million; 1.05%
                                   above $50 million]

Real Estate Equity                 1.10% on the first $50 million; 1.00% on the next $50 million; .90% on the next $100 million; .80% above $200 million

Health Sciences                    1.00% on the first $250 million; .95% above $250 million

Financial Industries               0.80%

Managed                            .74% on the first $500 million; .68% on the next $500 million; .65%
                                   above $1 billion

Short-Term Bond                    .60%

Bond Index                         .15% on the first $100 million; .13% on the next $150 million; .11%
                                   above $250 million

Active Bond                        .70% on the first $100 million; .65% on the next $150 million; .61% on the next $250 million; .58% on the next $500 million; .55% above $1 billion

Total Return Bond                  .70% on the first $250 million; .68% on the next $250 million; and .65%
                                   above $500 million

                                                  John Hancock's Investment Advisory Fee
                                                  as an Annual Percentage of Each Portion
Fund                                              of the Fund's Average Daily Net Assets
--------------------------         ------------------------------------------------------------------------
High Yield Bond                    .80% on the first $100 million; .70% above $100 million

Global Bond                        .85% on the first $150 million; .80% on the next $150 million; .75% on the next $200 million; .70% above $500 million

Money Market                       .25%

[*Subject to approval by shareholders of the Fund.]

10. The table of subadvisers in Section F.2. of the SAI is revised to reflect the following changes: (a) SSgA Funds Management, Inc. is the subadviser to the Equity Index Fund and the International Equity Index Fund; (b) T. Rowe Price Associates, Inc. is a subadviser to the Growth & Income, Large Cap Value, Mid Cap Value, Mid Cap Value B and Small Cap Value Funds; (c) Wellington Management Company is a subadviser to the High Yield Bond, Mid Cap Growth, Fundamental Value, Fundamental Value B, Small Cap Value, Small Cap Emerging Growth, Small Cap Growth, Health Sciences and Money Market Funds; (d) Capital Guardian Trust Company is a subadviser to the Managed, Global Bond, Overseas Equity, Overseas Equity B and Overseas Equity C Funds; (e) Independence Investment LLC is a subadviser to the Large Cap Growth, Large Cap Growth B, Fundamental Growth, Managed, Growth & Income and Short-Term Bond Funds, but reference to Independence Investment LLC as subadviser to the International Equity Index Fund is deleted ; (f) reference to Morgan Stanley Investment Management Inc. as subadviser to the Emerging Markets Equity Fund is deleted; (g) references to Goldman Sachs Asset Management L.P., Janus Capital Management, LLC, Putnam Investment Management, LLC and T. Rowe Price International, Inc. are deleted.

11. The table of sub-advisory fees that John Hancock pays the subadvisers shown in Section F.2 of the SAI is deleted and the following inserted in its place:

                                                   Subadvisory Fees Payable by John Hancock,
      Fund                                  as a Percentage of Each Fund's Average Daily Net Assets
------------------                 ------------------------------------------------------------------------
Equity Index                       .05% on the first $50 million; .04% on the next $50 million; .02% on the next $300 million; and .01% above $400 million

Large Cap Value*                   .40% on the first $500 million; and .35% above $500 million

Large Cap Growth                   .30% on the first $500 million; .2625% on the next $500 million; and
                                   .225% above $1 billion

Large Cap Growth B                 .30% on the first $500 million; .2625% on the next $500 million; and
                                   .225% above $1 billion

Earnings Growth                    .45% on the first $250 million; .42% on the next $500 million; and
                                   .38% above $750 million

Growth & Income*                   Assets managed by T. Rowe Price Associates:  .40% on the first $500 million and .35% above $500 million

                                   Assets managed by Independence Investment, LLC: .1875%

                                                   Subadvisory Fees Payable by John Hancock,
      Fund                                  as a Percentage of Each Fund's Average Daily Net Assets
------------------                 ------------------------------------------------------------------------
Fundamental Value                  .40% on the first $100 million; and .30% above $100 million

Fundamental Value B                .40% on the first $100 million; and .30% above $100 million

Fundamental Growth                 .30% on the first $500 million; .2625% on the next $500 million and
                                   .225% above $1 billion

Mid Cap Value*                     .60% on the first $50 million and .50% above $50 million

Mid Cap Value B*                   .60% on the first $50 million and .50% above $50 million

Mid Cap Growth                     .50% on the first $50 million; .45% on the next $150 million and
                                   .40% above $200 million

Small Cap Value*                   Assets managed by T. Rowe Price:  .60% on the first $500 million and
                                   .55% above $500 million

                                   Assets managed by Wellington Management:  .65% on the first $100 million and .60% above $100 million

Small Cap Emerging Growth          .65% on the first $100 million and .60% above $100 million

Small Cap Growth                   .65% on the first $100 million and .60% above $100 million

International Equity Index         .10% on the first $100 million and .08% above $100 million

Overseas Equity*                   .60% on the first $300 million; .45% on the next $200 million and
                                   .40% above $500 million

Overseas Equity B*                 .60% on the first $300 million; .45% on the next $200 million and
                                   .40% above $500 million

Overseas Equity C*                 .60% on the first $300 million; .45% on the next $200 million and
                                   .40% above $500 million

Real Estate Equity                 Assets managed by RREEF America L.L.C.: .45%

                                   Assets managed by Van Kampen: .65% on the first $50 million; .55% on the next $50 million; .50% on the next $100 million and .40% above
                                   $200 million

Health Sciences                    .65% on the first $50 million; .55% on the next $50 million and .45%
                                   above $100 million

Financial Industries               .70% on the first $50 million; .60% on the next $50 million; .50% on the next $100 million and .40% above $200 million

                                                   Subadvisory Fees Payable by John Hancock,
      Fund                                  as a Percentage of Each Fund's Average Daily Net Assets
------------------                 ------------------------------------------------------------------------
Managed                            "Growth style" portion of assets managed by Independence Investment LLC:
                                   .30% on the first $500 million; .2625% on the next $500 million and
                                   .2250% above $1 billion

                                   "Fixed income" portion of assets managed by Independence Investment LLC:
                                   .15% of first $100 million; .125% on the next $150 million and .10%
                                   above $1 billionAssets managed by Capital Guardian Trust Company: .475%
                                   on the first $150 million; .425% on the next $150 million; .325% on the next $200 million and .275% above $500 million

Short-Term Bond                    .15% on the first $100 million; .125% on the next $150 million and
                                   .10% above $250 million

Bond Index                         .07% on the first $100 million; .06% on the next $150 million; .03%
                                   on the next $250 million and .01% above $500 million

Active Bond                        Assets managed by John Hancock Advisers, LLC: .25% on the first $100 million; .20% on the next $150 million; .16% on the next $250 million;
                                   .125% on the next $500 million and .10% above $1 billion

                                   Assets managed by Declaration Management & Research LLC: .15% on the
                                   first $100 million; .125% on the next $150 million and .10% above $250 million

                                   Assets managed by PIMCO:  .25%

Total Return Bond                  .25%

High Yield Bond                    .40%

Global Bond                        .375% on the first $300 million; .30% on the next $200 million and
                                   .275% above $500 million

Money Market                       0.075% on the first $500 million  and .02% above $500 million

*T. Rowe Price has voluntarily agreed to waive a portion of its sub-advisory fee it receives from John Hancock Life Insurance Company for services to the Fund shown. Effective December 15, 2003, the sub-investment advisory fee reduction is 5% based on the combined levels of Trust assets managed by T. Rowe Price.

12. The paragraph preceding the table of reimbursed expenses paid by John Hancock appearing in Section F.2 of the SAI is revised to read as follows:

         Under the investment advisory agreements for each Fund (other than the investment advisory agreements for the International Equity Index, Overseas Equity, Overseas Equity B, Overseas Equity C, Health Sciences and Global Bond Funds) for any fiscal year in which the normal operating costs and expenses of any Fund, exclusive of the investment advisory fee, interest, brokerage commissions, taxes and extraordinary expenses outside the control of John Hancock exceed 0.10% of that Fund's average daily net assets, John Hancock will reimburse that Fund in an amount equal to such excess. [John Hancock anticipates that the investment advisory agreements for the International Equity Index, Overseas Equity, Overseas Equity B, Overseas Equity C, Health Sciences and Global Bond Funds will be amended to eliminate any obligation to make such expense reimbursements for these Funds.] The expense reimbursements paid by John Hancock have been as follows for the past three years.

13.      The following information is added to Appendix A of the SAI:

         Fitch Inc., describes its ratings for corporate bonds as follows:

         AAA -- Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA -- Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A -- High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         BBB -- Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         BB -- Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         B -- Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         CCC, C, C -- High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

         DDD, DD, D -- Default. Securities are not meeting current obligations and are extremely speculative. ~DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50%-90% of such outstanding, and `D' the lowest recovery potential, i.e. below 50%.

         "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category or to categories below `CCC'.

PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS

a) Declaration of Trust of John Hancock Variable Series Trust I, dated February 21, 1988, incorporated by reference herein to Pre-Effective Amendment No. 2 on Form N-14 (File No. 333-47686), filed on December 6, 2000. Amendment dated May 2, 2003, to the Declaration of Trust is incorporated by reference herein to Post-Effective Amendment No. 38, File No. 33-02081, filed on June 3, 2003.

b) By-Laws of John Hancock Variable Series Trust I, adopted April 12, 1988, and amended and restated as of September 18, 2002, are incorporated by reference herein to Post-Effective Amendment No. 37, File No. 33-02081, filed on May 1, 2003.

c)  Not applicable.

d)
    1) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated April 12, 1988 relating to the Growth & Income (originally "Stock"), Money Market, Large Cap Growth (formerly "Select Stock", originally "Aggressive Stock"), and Managed Funds (originally "Total Return"), incorporated by reference herein to Post-Effective Amendment No. 4 to this Registration Statement on Form N-1A filed with the Commission in April, 1989. Amendment No. 1 dated May 1, 1997, incorporated by reference herein, to Post-Effective Amendment No. 16 to this Registration Statement on filed with the Commission on May 1, 1997. Amendment No. 2 dated April 23, 1999, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment No. 3 dated November 1, 2000, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment No. 4 dated October 7, 2002, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    2) Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Life Insurance Company dated April 12, 1988 relating to the Real Estate Equity and International Equity Index Funds (formerly "International Equities", formerly "International", originally "Special Opportunities") incorporated by reference herein to Post-Effective Amendment No. 3 to this Registration Statement on Form N-1A filed with the Commission in April, 1988. Amendment No. 1 dated May 1, 1997, incorporated by reference herein, to Post-Effective Amendment No. 16 to this Registration Statement on Form N-1A filed with the Commission on May 1, 1997. Amendment No. 2 dated May 1, 1998, relating to the International Equity Index, incorporated by reference herein to Post-Effective Amendment No. 19 to this Registration Statement on Form N-1A filed with the Commission on May 1, 1998. Amendment No. 3 dated April 23, 1999, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment No. 4 dated November 1, 2000, relating to the Real Estate Equity (formerly "Real Estate"), incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002.

    3) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated April 15, 1994 relating to the Short Term Bond (originally "Short Term U.S. Bond"), and Small/Mid Cap Growth Funds (formerly "Diversified Mid Cap Growth", originally "Special Opportunities"), incorporated by reference to Post-Effective Amendment No. 9 to this Registration Statement on Form N-1A filed with the Commission on March 1, 1994. Amendment No. 1 dated May 1, 1997, incorporated by reference herein, to Post-Effective Amendment No. 16 to this Registration Statement on Form N-1A filed with the Commission on May 1, 1997. Amendment No. 2 dated April 23, 1999, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 3, dated October 1, 2001, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002.

    4) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated March 14, 1996 relating to Small Cap Growth, Earnings Growth (formerly "Multi Cap Growth", originally "Mid Cap Growth"), Small Cap Emerging Growth (formerly, "Small Cap Equity", originally "Small Cap Value"), Large/Mid Cap Value II (formerly "Mid Cap Value"), Overseas Equity (formerly "Global Balanced", originally

    "International Balanced), International Opportunities, Large Cap Value, Global Bond (originally "Strategic Bond"), and Equity Index Funds incorporated by reference herein to Post-Effective Amendment No. 13 to this Registration Statement on Form N-1A filed with the Commission on April 30, 1996. Amendment No. 1 dated May 1, 1997, incorporated by reference herein, to Post-Effective Amendment No. 16 to this Registration Statement on Form N-1A filed with the Commission on May 1, 1997. Amendment No. 2, dated May 1, 1998, relating to the Equity Index, incorporated by reference herein to Post-Effective Amendment No. 21 to this Registration Statement on Form N-1A filed with the commission on May 3, 1999. Amendment No. 3, dated May 1, 1999, relating to the Mid Cap Value, and Large Cap Value, incorporated by reference herein to Post-Effective Amendment No. 21 to this Registration Statement on Form N-1A filed with the Commission on May 3, 1999. Amendment No. 4 dated April 23, 1999, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 5, dated November 1, 2000, relating to the Small Cap Equity (originally "Small Cap Value"), Global Balanced (originally "International Balanced"), and Global Bond (originally "Strategic Bond"), incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 6 dated May 1, 2001, relating to the Large Mid Cap Value II (originally "Mid Cap Value") and the Large Cap Value, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 7 dated October 1, 2001, relating to the Small Cap Growth, Mid Cap Growth, and International Opportunities, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002.

    5) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated April 14, 1998, relating to Small/Mid Cap CORE, High Yield Bond, Bond Index, International Opportunities II (originally "Global Equity"), and Emerging Markets Equity Funds incorporated by reference herein to Post-Effective Amendment No. 19 to this Registration Statement on Form N-1A filed with the Commission on May 1, 1998. Amendment No. 1 dated April 23, 1999, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 2, dated October 1, 2001, relating to High Yield Bond and Emerging Markets Equity, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 3 dated October 7, 2002, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    6) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated July 28, 1999, relating to the Aggressive Balanced, Mid Cap Blend, Large Cap Aggressive Growth, Small Cap Value (originally "Small/Mid Cap Value"), Large Cap Value CORE, International Opportunities B (originally "International Equity"), Fundamental Growth (originally "Fundamental Mid Cap Growth"), and Fundamental Value Funds (originally "Large/Mid Cap Value"), incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 1, dated November 1, 2000, relating to the Fundamental Growth (originally "Fundamental Mid Cap Growth"), incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 2, dated May 1, 2001, relating to the Small Cap Value (originally "Small/Mid Cap Value"), incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment No. 3, dated October 1, 2001, relating to International Equity, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002.

    7) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated April 30, 2001, relating to the Health Sciences Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002.

    8) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated April 30, 2003, relating to the Financial Industries, Total Return Bond and Mid Cap Value Funds, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004

    9) Sub-Investment Management Agreement, dated March 29, 1996, among John Hancock Variable Series Trust I, John Hancock Advisers, Inc., and John Hancock Life Insurance Company, relating to the Small Cap Growth Fund, incorporated by reference herein to Post-Effective Amendment No. 13 to this Registration Statement on Form N-1A filed with the Commission on April 30, 1996. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    10) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Capital Guardian Trust Company, and John Hancock Life Insurance Company, relating to the Overseas Equity (formerly, "Global Balanced"), and Global Bond Funds, incorporated by reference herein to the Registrant's Schedule 14A, filed with the Commission on September 14, 2000. Amendment dated March 12, 2003, filed herewith. Amendment dated May 1, 2003, filed herewith. Form of Amendment dated October 1, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    11) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, T. Rowe Price International, Inc., and John Hancock Life Insurance Company, relating to the International Opportunities Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated July 1, 2001, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    12) Sub-Investment Management Agreement, dated March 18, 1997, among John Hancock Variable Series Trust I, State Street Bank & Trust Company, and John Hancock Life Insurance Company, relating to the Equity Index Fund, incorporated by reference herein to Post Effective Amendment Number 16 to this Registration Statement on Form N-1A filed with the Commission on May 1, 1997. Amendment, dated April 14, 1998, incorporated by reference herein to Post-Effective Amendment No. 19 to this Registration Statement on Form N-1A filed with the Commission on May 1, 1998. Amendment, dated May 1, 2001, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment, dated July 1, 2001, relating to the Equity Index Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated June 1, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    13) Sub-Investment Management Agreement, dated April 28, 1998, among John Hancock Variable Series Trust I, Goldman Sachs Asset Management, and John Hancock Life Insurance Company, relating to the Small/Mid Cap CORE Fund, incorporated by reference herein to Post-Effective Amendment No. 21 to this Registration Statement on Form N-1A filed with the Commission on May 3, 1999. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    14) Sub-Investment Management Agreement, dated May 1, 1998 among John Hancock Variable Series Trust I, Independence International Associates, LLC, (formerly known as Independence International Associates, Inc.) and John Hancock Life Insurance Company, relating to the International Equity Index Fund, incorporated by reference herein to Post-Effective Amendment No. 21 to this Registration Statement filed with the Commission on May 3, 1999. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    15) Sub-Investment Management Agreement, dated April 20, 1998, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company, relating to the High Yield Bond Fund, filed herewith. Amendments dated July 1, 2001, March 12, 2003 and July 1, 2003, respectively, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    16) Sub-Investment Management Agreement dated August 1, 1999, among John Hancock Variable Series Trust I, Morgan Stanley Investment Management Inc. (formerly known as "Morgan Stanley Dean Witter Investment Management Inc."), and John Hancock Life Insurance Company, relating to the Emerging Markets Equity Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    17) Interim Sub-Investment Management Agreement, dated December 15, 2003, among John Hancock Variable Series Trust I, Independence Investment LLC, and John Hancock Life Insurance Company, relating to the Fundamental Growth fund (formerly "Fundamental Mid Cap Growth"), incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    18) Sub-Investment Management Agreement, dated August 17, 1999, among John Hancock Variable Series Trust I, Goldman Sachs Asset Management, and John Hancock Life Insurance Company relating to the Large Cap Value CORE Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment, dated July 1, 2001, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    19) Sub-Investment Management Agreement, dated August 12, 1999, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company relating to Fundamental Value (originally "Large/Mid Cap Value"), incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendments dated July 1, 2002, March 12, 2003 and July 1, 2003, respectively, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    20) Sub-Investment Management Agreement, as amended, dated May 1, 2001, among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Life Insurance Company relating to the Small Cap Value Fund (originally "Small/Mid Cap Value"), incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendments dated May 1, 2001, July 1, 2001 and March 12, 2003, respectively, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    21) Sub-Investment Management Agreement, dated October 30, 2002, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company, related to the Small Cap Value Fund (originally "Small/Mid Cap Value"), incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    22) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Morgan Stanley Investment Management, Inc. (formerly known as "Morgan Stanley Dean Witter Investment Management, Inc."), and John Hancock Life Insurance Company relating to the Real Estate Equity Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    23) Sub-Investment Management Agreement, dated August 1, 2003, among John Hancock Variable Series Trust I, RREEF America L.L.C., and John Hancock Life Insurance Company relating to the Real Estate Equity Fund, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    24) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Independence Investment Management, LLC (formerly known as "Independence Investment Associates, Inc."), and John Hancock Life Insurance Company relating to the Growth & Income Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    25) Sub-Investment Management Agreement, dated December 15, 2003, among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Life Insurance Company relating to the Growth & Income Fund, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    26) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Independence Investment Management, LLC (formerly known as "Independence Investment Associates, Inc."), and John Hancock Life Insurance Company relating to the Managed Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    27) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Capital Guardian Trust Company, relating to the Managed Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    28) Sub-Investment Management Agreement, dated May 1, 2001 among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company relating to the Money Market Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendments dated July 1, 2002 and March 12, 2003, respectively, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    29) Sub-Investment Management Agreement, dated March 29, 1996, among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Life Insurance Company, relating to the Large Cap Value Fund, incorporated by reference herein ito Post-Effective Amendment No. 13 to this Registration Statement on Form N-1A filed with the Commission on April 30, 1996. Amendment, dated July 1, 2001, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendments dated April 1, 1999, July 21, 2001, and March 23, 2003, respectively, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    30) Sub-Investment Management Agreement, dated April 29, 1988, among John Hancock Variable Series Trust I, Independence Investment Associates Inc., and John Hancock Life Insurance Company, relating to the Large Cap Growth Fund, filed herewith. Amendment dated March 23, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    31) Sub-Investment Management Agreement, dated April 15, 1994, among John Hancock Variable Series Trust I, Independence Associates Inc., and John Hancock Life Insurance Company, relating to the Short-Term Bond Fund, filed herewith. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    32) Sub-Investment Management Agreement, as amended, dated April 30, 1999, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company, relating to the Small/Mid Cap Growth Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendments dated July 1, 2001 and March 12, 2003, respectively, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    33) Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Life Insurance Company, related to the Mid Cap Value Fund, is incorporated by reference herein to Post-Effective Amendment No. 37 to this File No., filed with the Commission on May 1, 2003.

    34) Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, John Hancock Advisers, LLC, and John Hancock Life Insurance Company, related to the Financial Industries Fund, is incorporated by reference herein to Post-Effective Amendment No. 37 to this File No., filed with the Commission on May 1, 2003.

    35) Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company, related to the Health Sciences Fund, is incorporated by reference herein to Post-Effective Amendment No. 37 to this File No., filed with the Commission on May 1, 2003.

    36) Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company, related to the Small Cap Emerging Growth Fund, is incorporated by reference herein to Post-Effective Amendment No. 37 to this File No., filed with the Commission on May 1, 2003.

    37) Sub-Investment Management Agreement, dated August 1, 2003, among John Hancock Variable Series Trust I, Standish Mellon Asset Management Company LLC, and John Hancock Life Insurance Company, related to the Bond Index Fund, filed herewith. Amendment dated March 12, 2003, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    38) Investment Management Agreement, dated August 1, 2003, among John Hancock Variable Series Trust I, RREEF America L.L.C., and John Hancock Life Insurance Company, related to the Real Estate Equity Fund, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    39) Interim Sub-Investment Management Agreement, dated December 15, 2003, among John Hancock Variable Series Trust I, Independence Investment LLC, and John Hancock Life Insurance Company, related to the Large Cap Aggressive Growth fund, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    40) Form of Sub-Investment Management Agreement, among John Hancock Variable Series Trust I, Fidelity Management & Research Company, and John Hancock Life Insurance Company, related to the Earnings Growth Fund, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    41) Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, Pacific Investment Management Company LLC, and John Hancock Life Insurance Company, related to the Total Return Bond Fund, is incorporated by reference herein to Post-Effective Amendment No. 37 to this File No., filed with the Commission on May 1, 2003.

    42) Sub-Investment Management Agreement, dated October 1, 2003, among John Hancock, Variable Series Trust I, John Hancock Advisers LLC, and John Hancock Life Insurance Company, related to the Active Bond Fund, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    43) Sub-Investment Management Agreement, dated August 1, 2003, among John Hancock, Variable Series Trust I, Pacific Investment Management Company LLC, and John Hancock Life Insurance Company, related to the Active Bond Fund, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    44) Sub-Investment Management Agreement, dated October 1, 2003, among John Hancock, Variable Series Trust I, Declaration Management and Research LLC, and John Hancock Life

    Insurance Company, related to the Active Bond Fund, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

    45) Sub-Investment Management Agreement, dated December 15, 2003, among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Life Insurance Company, related to the Growth & Income Fund, incorporated by reference herein to Post-Effective Amendment No. 39 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on January 16, 2004.

e) Underwriting and Indemnity Agreement among John Hancock Variable Series Trust I, Signator Investors, Inc. (formerly known as "John Hancock Distributors, Inc."), and John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), Incorporated by reference herein to this file 33-2081, filed with the Commission in Post-Effective Amendment No. 14 on Form N-1A on February 28, 1997.

f)  Not applicable

g) (1) Custodian Agreement between John Hancock Variable Series Trust I and State Street Bank and Trust Company, dated January 30, 1995, included in Post-Effective Amendment No. 10 to this file No. 33-2081, filed on March 2, 1995.

    (2) Amendment, Form of, dated as of April 30, 2003 to Custodian Agreement dated January 30, 1995, as amended, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, is incorporated by reference herein to Post-Effective Amendment No. 38 to this File No., filed on June 3, 2003.

h)  Transfer Agency Agreement by and between John Hancock Variable Series
Fund I, Inc., and John Hancock Mutual Life Insurance Company, January 27, 1986, included in Exhibit 9 to Pre-Effective Amendment No. 1 to this File No. 33-2081, filed March 13, 1986. Amendment dated April 29, 1988, included in Post-Effective Amendment No. 4 to this File No. 33-2081, filed in April, 1989.

i)  Legal opinion, to be filed by post-effective amendment.

j)  (1) Consent of Ernst & Young LLP, to be filed by post-effective amendment.

    (2) Representation of Counsel as to eligibility of Rule 485(b), not applicable.

k)  Not applicable.

l)  Not applicable.

m)  Not applicable.

n)  Not applicable.

o)  Not applicable.

p) Code of Ethics, adopted by the John Hancock Variable Series Trust I, its Investment Adviser and Principal Underwriter, incorporated by reference herein to Post-Effective Amendment No. 34 to this registration statement, File Nos. 33-2081 and 811-04490, filed on January 31, 2003.

q) Diagram of Subsidiaries of John Hancock Financial Services, Inc., incorporated by reference herein from the annual report of John Hancock Financial Services, Inc. filed on Form 10-K (File No. 1-15670) on March 20, 2003.

r) Powers of Attorney for Elizabeth G. Cook, Kathleen F. Driscoll, Diane C. Kessler, Michele G. Van Leer, Hassell H. McClellan and Robert F. Verdonck, incorporated by reference herein to Form N-14 to File No. 333-69440, filed on September 14, 2001.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Currently, shares of the Registrant are sold only to (1) John Hancock Variable Life Accounts U, V and S, separate investment accounts created pursuant to Massachusetts law, to fund variable life insurance policies issued by John Hancock Variable Life Insurance Company ("JHVLICO"), a stock life insurance company organized under the laws of Massachusetts; (2) John Hancock Variable Annuity Accounts H, U and V, separate investment accounts created pursuant to Massachusetts law to fund variable annuity contracts issued by John Hancock Life Insurance Company, ("John Hancock"), a life insurance company organized under the laws of Massachusetts; (3) John Hancock Variable Life Account UV, a separate investment account created pursuant to Massachusetts law to fund variable life insurance policies issued by John Hancock; and (4) John Hancock Variable Annuity Account I and JF, separate investment accounts crated pursuant to Massachusetts law to fund variable annuity contracts issued by JHVLICO. (The nine variable accounts are hereinafter referred to as "Separate Accounts.") The purchasers of variable life insurance policies and variable annuity contracts issued in connection with such Separate Accounts will have the opportunity to instruct JHVLICO and John Hancock, respectively, with regard to the voting of the Registrant's shares held by the Separate Account as to certain matters. Subject to such voting instructions, John Hancock and JHVLICO directly control the Registrant, and the Separate Accounts currently are its sole shareholders.

Subsequently, shares of the Registrant may be sold to other separate investment accounts of John Hancock. A diagram of the subsidiaries of John Hancock is incorporated by reference herein to Item 23(q) to this Form N-1A.

ITEM 25. INDEMNIFICATION

Reference is made to Article VI of the Registrant's By-Laws (Exhibit 23(b) to this Registration Statement), which provides that the Trust shall indemnify of advance any expenses to the trustees, shareholders, officers, or employees of the Trust to the extent set forth in the Declaration of Trust.

Sections 6.3 through 6.17 of the Declaration of Trust relate to the indemnification of trustees, shareholders, officers and employees and are hereby incorporated by reference herein. It is provided that the Registrant shall indemnify any Trustee made a party to any proceeding by reason of service in that capacity if the Trustee (a) acted in good faith and (b) reasonably believed, (1) in the case of conduct in the Trustee's official capacity with the Trust, that the conduct was in the best interest of the Trust and (2) in all other cases, that the conduct was at least not opposed to the best interests of the Trust, and (c) in the case of any criminal proceeding, the Trust shall indemnify the Trustee if the Trustee acted in good faith and had no reasonable cause to believe that the conduct was unlawful. Indemnification may not be made by the Trust unless authorized in each case by a determination by the Board of Trustees or by special legal counsel or by the shareholders. Neither indemnification nor advancement of expenses may be made if the Trustee or officer has incurred liability by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties involved in the conduct of his office ("Disabling Conduct"). The means for determining whether indemnification shall be made shall be (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that such person was not liable by reason of Disabling Conduct. Such latter determination may be made either (a) by the vote of a majority of a quorum of Trustees who are neither "interested persons' of the Trust (as defined in the 1940 Act, as amended) nor parties to the proceeding or (b) by an independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the Trustee or officer agrees to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and at least one of three conditions is satisfied: (1) he provides security for his agreement to repay, (2) the Registrant is insured against loss by reason of lawful advances, or (3) a majority of quorum the Trustees who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is reason to believe that the Trustee or officer will be found entitled to indemnification.

Similar types of provisions dealing with the indemnification of the Registrant's officers and directors is included in several exhibits attached to the original filing and subsequent amendments to this Registration Statement: specifically, Sections 14 of the Investment Management Agreements listed in, and incorporated by reference herein to, Exhibits 23(d)(1), (2), (3), (4), (5), (6), (7), (8),
and (9) of this Form. Section 15 of the Transfer Agency Agreement by and between John Hancock Variable Series Fund I, Inc., and John Hancock Mutual Life Insurance Company (Exhibit 9 to Pre-Effective Amendment No. 1 to this Registration Statement filed March 13, 1986), and Section 6 of the Underwriting and Indemnity Agreement By and Among John Hancock Series Trust, John Hancock Distributors, Inc., and John Hancock Mutual Life Insurance Company (Exhibit 6.b to Post-Effective Amendment No. 14 to this Registration Statement filed February 28, 1997).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the Registrant's By-Laws or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (the "Commission"), such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information pertaining to any business and other connections of Registrant's investment adviser, John Hancock, is hereby incorporated by reference herein from the section of Part A of this Form N-1A (the "Prospectus") captioned "Management," Item 7 of Part II of John Hancock's Form ADV (filed separately with the Commission (File No. 801-8352)). Information pertaining to any business and other connections of Registrant's sub-investment advisers, Capital Guardian Trust Company ("Capital Guardian"), Declaration Management & Research LLC ("Declaration"), Fidelity Management & Research Company ("FMR"), Goldman Sachs Asset Management ("Goldman Sachs"), Independence Investment LLC ("Independence"), John Hancock Advisers, LLC ("JH Advisers"), Pacific Investment Management Company LLC ("PIMCO"), RREEF America L.L.C. (RREEF), SSgA Funds Management, Inc. ("SSgA") Standish Mellon Asset Management Company LLC ("Mellon"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), T. Rowe Price International, Inc. ("Price International"), Van Kampen (Van Kampen is a registered trade name of Morgan Stanley Investment Management, Inc. "Morgan Stanley"), and Wellington Management Company, LLP ("Wellington"), is incorporated by reference herein from the section of the Prospectus captioned "Management" an Item 7 of Part II of the Forms ADV of Capital Guardian (File No. 801-60145), Declaration (File No. 801-35030), FMR (File No. 801- 7884), Goldman
Sachs (File No. 801-16048), Independence (File No. 801-15908), JH Advisers (File No.801-8124), PIMCO (File No. 801- 48187), RREEF America LLC (File No. 801-55209), SSgA (File No. 801- 60103), Mellon (File No. 801-28576), T. Rowe
Price (File No. 801-856), Price International (File No. 801-14713), Morgan Stanley (File No. 801-15757), and Wellington (File No. 801-15908), filed separately with the Commission. The other businesses, professions, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of Capital Guardian, Declaration, FMR, Goldman Sachs, Independence, Janus, Advisers, PIMCO, RREEF, SSgA, Mellon, T. Rowe Price, Price International, Morgan Stanley, and Wellington are hereby incorporated by reference herein, respectively, from Schedules A and D of John Hancock's Form ADV and from Schedules A and D of the Forms ADV of the sub-investment advisers.

ITEM 27. PRINCIPAL UNDERWRITERS

    (a) Signator Investors, Inc. ("Signator") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting and distribution services. Signator does not act as a principal underwriter, distributor, or investment advisor for any other investment company, except that Signator serves as the principal underwriter for the separate accounts referred to in the response to Item 24 above.

    (b) The name and principal business address of each officer, director, or partner of Signator as well as their positions and offices with Signator are hereby incorporated by reference herein from Schedules A and D of Signator's Form BD (filed separately with the Commission (Firm CRD No. 468)). None of the directors or partners of Signator hold positions with the Registrant.

    (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain, and preserve the records required by
Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 serves as custodian for the Registrant and in such capacity keeps records regarding securities in transfer, bank statements and cancelled checks.

John Hancock, John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, will serve as Registrant's transfer agent and investment adviser, and, in such capacities, will keep records regarding shareholders' account records, cancelled stock certificates, and all other records required by Section 31(a) of the Act.

Capital Guardian Trust Company, 333 South Hope Street, Los Angeles, California 90071, will serve as Registrant's subadvisor and in such capacity, will keep the records related to transactions of the Overseas Equity Fund, Managed Fund, and Global Bond Fund.

Declaration Management & Research LLC, 1650 Tysons Boulevard, Suite 1100, McLean, VA 22102, will serve as Registrant's subadvisor and in such capacity, will keep the records related to transactions of the Active Bond Fund.

Fidelity Management & Research Company, 82 Devonshire Street, Boston, Massachusetts 02109, will serve a Registrant's subadvisor and, in such capacity, will keep the records related to transactions of the Earnings Growth Fund.

Goldman Sachs Asset Management, L.P., 32 Old Slip, New York, New York 10005, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transactions in the portfolio securities of the Large Cap Value CORE Fund and Small/Mid Cap CORE Fund.

Independence Investment LLC, 53 State Street, Boston, Massachusetts 02109, will serve as Registrant's subadvisor and, in such capacity, will keep records related to transactions in portfolio securities of the Large Cap Growth Fund, Growth & Income Fund, International Equity Index Fund, Managed Fund, and Short-Term Bond Fund.

John Hancock Advisers, LLC, 101 Huntington Avenue, Boston, Massachusetts 02199, will serve as Registrant's subadvisor and, in such capacity, will keep records related to transactions in portfolio securities of the Small Cap Growth Fund, Financial Industries Fund and Active Bond Fund.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transaction in the portfolio securities of the Active Bond Fund and Total Return Bond Fund.

RREEF America L.L.C., 875 North Michigan Avenue, 41st Floor, Chicago, Illinois 60611, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transaction in the portfolio securities of the Real Estate Equity Fund.

SSgA Funds Management, Inc., Two International Place, Boston, Massachusetts 02110, will serve as Registrant's subadvisor and, in such capacity, will keep records related to transactions in portfolio securities of the Equity Index Fund.

Standish Mellon Asset Management Company LLC, One Boston Place, Suite 024-0344, Boston, MA 02108-4408, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transactions in the portfolio securities of the Bond Index Fund.

T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202, will serve as Registrant's subadvisor and, in such capacity, will keep records related to transactions in portfolio securities of the Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value Fund, and the Growth & Income Fund.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, Maryland 21202, will serve as Registrant's subadvisor and, in such capacity, will keep records related to transaction in portfolio securities of the International Opportunities Fund.

Morgan Stanley Investment Management, Inc. ("Van Kampen") , 1221 Avenue of the Americas, New York, New York 10020, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transactions in the portfolio securities of the Emerging Markets Equity Fund and the Real Estate Equity Fund.

Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transactions in the portfolio securities of the Fundamental Value Fund, Health Sciences Fund, Small/Mid Cap Growth, Small Cap Value Fund, Small Cap Emerging Growth Fund, High Yield Bond Fund, and Money Market Fund.

Foley & Lardner, 3000 K Street, N.W., Suite 500, Washington, D.C., 20007-5109; serves as counsel to Registrant and, in such capacity, retains certain records of the Trust Governance Committee of Registrant.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Registrant undertakes to furnish to each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF BOSTON, AND THE COMMONWEALTH OF MASSACHUSETTS, ON THE 19th DAY OF FEBRUARY, 2004.

         John Hancock Variable Series Trust I

         By: /s/ MICHELE G. VAN LEER
                 -------------------
         Michele G. Van Leer, Chairman and Chief Executive Officer

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT OT ITS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

         SIGNATURE                                           DATE

         By: /s/RAYMOND F. SKIBA                             February 19, 2004
                ----------------
         Raymond F. Skiba,
         Treasurer (Principal Financial and Accounting Officer)

         By: /s/MICHELE G. VAN LEER                          February 19, 2004
                -------------------
         Michele G. Van Leer
         Chairman and Chief Executive Officer

For herself and as attorney-in-fact for:

Elizabeth G. Cook, Trustee

Diane C. Kessler, Trustee

Robert F. Verdonck, Trustee

Hassell H. McClellan, Trustee